--------------------------------------------------------------------------------
--------------------------------------------------------------------------------





                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-1A

     REGISTRATION STATEMENT (NO. 33-49023) UNDER THE SECURITIES ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO.
                         POST-EFFECTIVE AMENDMENT NO. 11

                                       AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 12


                             VANGUARD ADMIRAL FUNDS

        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                      P.O. BOX 2600, VALLEY FORGE, PA 19482
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482


                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
   AS SOON AS PRACTICABLE AFTER THIS REGISTRATION STATEMENT BECOMES EFFECTIVE.

                IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE:
             ON MAY 26, 2000, PURSUANT TO PARAGRAPH (B) OF RULE 485.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                    VANGUARD
                                                    ADMIRAL FUNDS(R)

                                                    Prospectus
                                                    May 26, 2000


-----------------------
VANGUARD ADMIRAL
TREASURY MONEY
MARKET FUND

VANGUARD ADMIRAL
SHORT-TERM
TREASURY FUND

VANGUARD ADMIRAL
INTERMEDIATE-TERM
TREASURY FUND

VANGUARD ADMIRAL
LONG-TERM
TREASURY FUND


This prospectus contains
financial data for the
Funds through the
fiscal year ended
January 31, 2000.


                                                    [Members of
                                                    The Vanguard Group(R)]

VANGUARD ADMIRAL FUNDS
Prospectus
May 26, 2000

A Group of Fixed-Income Treasury Mutual Funds

--------------------------------------------------------------------------------
CONTENTS

1 AN INTRODUCTION TO VANGUARD             19 DIVIDENDS, CAPITAL GAINS, AND TAXES
  ADMIRAL FUNDS
                                          21 SHARE PRICE
2 FUND PROFILES
                                          22 FINANCIAL HIGHLIGHTS
   2 Vanguard Admiral Treasury Money
     Market Fund                          25 INVESTING WITH VANGUARD

   5 Vanguard Admiral Short-Term             25 Services and Account Features
     Treasury Fund
                                             26 Types of Accounts
   8 Vanguard Admiral Intermediate-
     Term Treasury Fund                      27 Buying Shares

  11 Vanguard Admiral Long-Term              29 Redeeming Shares
     Treasury Fund
                                             33 Transferring Registration
14 MORE ON THE FUNDS
                                             33 Fund and Account Updates
18 THE FUNDS AND VANGUARD
                                          GLOSSARY (inside back cover)
19 INVESTMENT ADVISER
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the objective, risks, and strategies of each of the Vanguard Admiral Funds. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide which Fund, if any, is the right investment for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
IMPORTANT NOTE
The minimum initial investment for each of the Funds is $50,000.
--------------------------------------------------------------------------------


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INTRODUCTION TO VANGUARD ADMIRAL FUNDS

This prospectus provides information about the four Vanguard Admiral Funds. Each of these Funds seeks to provide current income. The Treasury Money Market Fund also seeks to maintain a stable share price of $1. To achieve its objective, each Fund invests primarily in securities backed by the full faith and credit of the U.S. government. The Funds differ, however, in terms of the dollar-weighted average maturity of their holdings, as shown in the following table. As a result, the relative levels of income provided by the Funds will vary to some extent, with the Long-Term Treasury Fund providing the highest level. The Funds' levels of risk will also vary, with the Treasury Money Market Fund having the lowest level and the Long-Term Treasury Fund generally having the highest.

--------------------------------------------------------------------------------
                                               DOLLAR-WEIGHTED
FUND                                           AVERAGE MATURITY

--------------------------------------------------------------------------------
Admiral Treasury Money Market                  90 days or less
Admiral Short-Term Treasury                        1-3 years
Admiral Intermediate-Term Treasury                 5-10 years
Admiral Long-Term Treasury                        15-30 years
--------------------------------------------------------------------------------

     On the following pages, you'll find profiles that summarize key features of each Fund. Following the profiles, there is important additional information common to all of the Funds.

2

FUND PROFILE--VANGUARD(R) ADMIRAL(TM) TREASURY MONEY MARKET FUND

The following profile summarizes key features of Vanguard Admiral Treasury Money Market Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide current income and preserve investors' principal, while maintaining liquidity and a stable share price of $1.

INVESTMENT STRATEGIES

The Fund invests solely in high-quality, short-term money market securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 65% of the Fund's assets will always be invested in U.S. Treasury securities. The Fund seeks to provide a stable net asset value of $1 per share by investing in securities with a maturity of 13 months or less, and by maintaining a dollar-weighted average maturity of 90 days or less. For more information see "Security Selection" under MORE ON THE FUNDS.


PRIMARY RISKS

THE FUND IS SUBJECT TO INCOME RISK, WHICH IS THE CHANCE THAT FALLING INTEREST RATES WILL CAUSE THE FUND'S INCOME--AND THUS ITS TOTAL RETURN--TO DECLINE. INCOME RISK IS GENERALLY HIGH FOR FUNDS THAT INVEST IN SHORT-TERM SECURITIES. The Fund is also subject to:

- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

     AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of a money market index and an average money market fund. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.



--------------------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                 1993     2.99%
                                 1994     3.99%
                                 1995     5.66%
                                 1996     5.26%
                                 1997     5.29%
                                 1998     5.18%
                                 1999     4.74%
--------------------------------------------------------------------------------
The Fund's year-to-date return as of the most recent calendar quarter ended March 31, 2000, was 1.33%.
--------------------------------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 1.42% (quarter ended June 30, 1995) and the lowest return for a quarter was 0.73% (quarter ended June 30, 1993).


--------------------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                                    SINCE
                                         1 YEAR      5 YEARS      INCEPTION*
--------------------------------------------------------------------------------
Vanguard Admiral Treasury Money
  Market Fund                             4.74%       5.23%         4.72%
Salomon Smith Barney 3-Month
  Treasury Index                          4.74        5.20          4.75
Average U.S. Treasury Money
  Market Fund**                           4.23        4.74          4.26
--------------------------------------------------------------------------------
 *December 14, 1992.
**Derived from data provided by Lipper Inc.
--------------------------------------------------------------------------------


     If you would like to know the current seven-day yield for the Fund, call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.12%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.15%


     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
          1 YEAR           3 YEARS         5 YEARS           10 YEARS
--------------------------------------------------------------------------------
           $15               $48             $85               $192
--------------------------------------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

4


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS                                         MINIMUM INITIAL INVESTMENT
Dividends are declared daily and distributed on   $50,000
the first business day of each month
                                                  NEWSPAPER ABBREVIATION
INVESTMENT ADVISER                                VangAdmUST
The Vanguard Group, Valley Forge, Pa.,
since inception                                   VANGUARD FUND NUMBER
                                                  011
INCEPTION DATE
December 14, 1992                                 CUSIP NUMBER
                                                  921932109
NET ASSETS AS OF JANUARY 31, 2000
$5.6 billion                                      TICKER SYMBOL
                                                  VUSXX
SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) ADMIRAL(TM) SHORT-TERM TREASURY FUND

The following profile summarizes key features of Vanguard Admiral Short-Term Treasury Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide current income and preserve investors' principal.

INVESTMENT STRATEGIES

The Fund invests at least 85% of its assets in high-quality, short-term bonds whose interest and principal payments are backed by the full faith and credit of the U.S. government. In addition, at least 65% of the Fund's assets will always be invested in U.S. Treasury securities. The Fund will generally maintain a dollar-weighted average maturity of between one and three years. For more information see "Security Selection" under MORE ON THE FUNDS.


PRIMARY RISKS

The Fund is subject to several risks, any of which could cause investors to lose money. These include:

- Income risk, which is the chance that falling interest rates will cause the Fund's income--and thus its total return--to decline. Income risk is generally high for short-term bond funds.
- Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk is low to moderate for short-term bond funds.


PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                 1993      6.49%
                                 1994     -0.34%
                                 1995     12.27%
                                 1996      4.46%
                                 1997      6.49%
                                 1998      7.51%
                                 1999      1.86%
--------------------------------------------------------------------------------
The Fund's year-to-date return as of the most recent calendar quarter ended March 31, 2000, was 1.35%.
--------------------------------------------------------------------------------


     During the period shown in the bar chart, the highest return for a calendar quarter was 3.79% (quarter ended March 31, 1995) and the lowest return for a quarter was -1.07% (quarter ended March 31, 1994).

6


--------------------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                                    SINCE
                                         1 YEAR      5 YEARS      INCEPTION*
--------------------------------------------------------------------------------
Vanguard Admiral Short-Term
  Treasury Fund                           1.86%       6.46%          5.54%
Lehman Brothers 1-5 Year U.S. Treasury
  Bond Index                              1.89        6.74           5.73
--------------------------------------------------------------------------------
*December 14, 1992.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.12%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.15%


     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
          1 YEAR           3 YEARS         5 YEARS           10 YEARS
--------------------------------------------------------------------------------
           $15               $48             $85               $192
--------------------------------------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                       MINIMUM INITIAL INVESTMENT
Dividends are declared daily and distributed on   $50,000
the first business day of each month;  capital
gains, if any, are distributed annually in        NEWSPAPER ABBREVIATION
December                                          AdmST

INVESTMENT ADVISER                                VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,            012
since inception
                                                  CUSIP NUMBER
INCEPTION DATE                                    921932208
December 14, 1992
                                                  TICKER SYMBOL
NET ASSETS AS OF JANUARY 31, 2000                 VASTX
$1.1 billion

SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------

8

FUND PROFILE--VANGUARD(R) ADMIRAL(TM) INTERMEDIATE-TERM TREASURY FUND

The   following   profile   summarizes   key   features  of   Vanguard   Admiral
Intermediate-Term Treasury Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide current income.

INVESTMENT STRATEGIES

The Fund invests at least 85% of its assets in high-quality, intermediate-term bonds whose interest and principal payments are backed by the full faith and credit of the U.S. government. In addition, at least 65% of the Fund's assets will always be invested in U.S. Treasury securities. The Fund will generally maintain a dollar-weighted average maturity of between 5 and 10 years. For more information see "Security Selection" under MORE ON THE FUNDS.


PRIMARY RISKS
The Fund is subject to several risks, any of which could cause investors to lose money. These include:

- Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk is moderate to high for intermediate-term bond funds.

- Income risk, which is the chance that falling interest rates will cause the Fund's income--and thus its total return--to decline. Income risk is generally moderate for intermediate-term bond funds.


PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                 1993     11.32%
                                 1994     -4.21%
                                 1995     20.55%
                                 1996      2.05%
                                 1997      9.02%
                                 1998     10.85%
                                 1999     -3.43%
--------------------------------------------------------------------------------
The Fund's year-to-date return as of the most recent calendar quarter ended March 31, 2000, was 2.63%.
--------------------------------------------------------------------------------


     During the period shown in the bar chart, the highest return for a calendar quarter was 7.22% (quarter ended September 30, 1998) and the lowest return for a quarter was -3.65% (quarter ended March 31, 1994).

--------------------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                                    SINCE
                                         1 YEAR      5 YEARS      INCEPTION*
--------------------------------------------------------------------------------
Vanguard Admiral Intermediate-Term
  Treasury Fund                          -3.43%       7.50%          6.38%
Lehman Brothers 5-10 Year U.S. Treasury
  Bond Index                             -3.99        7.74           6.53
--------------------------------------------------------------------------------
*December 14, 1992.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.12%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.15%


     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
          1 YEAR           3 YEARS         5 YEARS           10 YEARS
--------------------------------------------------------------------------------
           $15               $48             $85               $192
--------------------------------------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

10


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                       MINIMUM INITIAL INVESTMENT
Dividends are declared daily and distributed on   $50,000
the first business day of each month; capital
gains, if any, are distributed annually in        NEWSPAPER ABBREVIATION
December                                          AdmIT

INVESTMENT ADVISER                                VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,            019
since inception
                                                  CUSIP NUMBER
INCEPTION DATE                                    921932307
December 14, 1992
                                                  TICKER SYMBOL
NET ASSETS AS OF JANUARY 31, 2000                 VAITX
$1.3 billion

SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) ADMIRAL(TM) LONG-TERM TREASURY FUND

The following profile summarizes key features of Vanguard Admiral Long-Term Treasury Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide current income.

INVESTMENT STRATEGIES

The Fund invests at least 85% of its assets in high-quality, long-term bonds whose interest and principal payments are backed by the full faith and credit of the U.S. government. In addition, at least 65% of the Fund's assets will always be invested in U.S. Treasury securities. The Fund will generally maintain a dollar-weighted average maturity of between 15 and 30 years. For more information see "Security Selection" under MORE ON THE FUNDS.


PRIMARY RISKS
The Fund is subject to several risks, any of which could cause investors to lose money. These include:

- Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk is high to very high for long-term bond funds.

- Income risk, which is the chance that falling interest rates will cause the Fund's income--and thus its total return--to decline. Income risk is generally low for long-term bond funds.


PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                 1993     16.67%
                                 1994     -6.85%
                                 1995     30.05%
                                 1996     -1.07%
                                 1997     13.98%
                                 1998     13.21%
                                 1999     -8.54%
--------------------------------------------------------------------------------
The Fund's year-to-date return as of the most recent calendar quarter ended March 31, 2000, was 7.48%.
--------------------------------------------------------------------------------


     During the period shown in the bar chart, the highest return for a calendar quarter was 10.62% (quarter ended June 30, 1995) and the lowest return for a quarter was -6.79% (quarter ended March 31, 1996).

12


--------------------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                                    SINCE
                                         1 YEAR      5 YEARS      INCEPTION*
--------------------------------------------------------------------------------
Vanguard Admiral Long-Term
  Treasury Fund                          -8.54%       8.71%         7.51%
Lehman Brothers Long U.S. Treasury
  Bond Index                             -8.74        9.08          7.72
--------------------------------------------------------------------------------
*December 14, 1992.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.12%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.15%


     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
          1 YEAR           3 YEARS         5 YEARS           10 YEARS
--------------------------------------------------------------------------------
           $15               $48             $85               $192
--------------------------------------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                       MINIMUM INITIAL INVESTMENT
Dividends are declared daily and distributed on   $50,000
the first business day of each month; capital
gains, if any, are distributed annually in        NEWSPAPER ABBREVIATION
December                                          AdmLT

INVESTMENT ADVISER                                VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,            020
since inception
                                                  CUSIP NUMBER
INCEPTION DATE                                    921932406
December 14, 1992
                                                  TICKER SYMBOL
NET ASSETS AS OF JANUARY 31, 2000                 VALGX
$451 million

SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------

14

MORE ON THE FUNDS

The following sections discuss other important features of the Vanguard Admiral Funds, including market exposure, security selection, costs and market-timing, turnover rate, and other investment policies and risks. You will also find detailed risk information about the Funds throughout these sections.

MARKET EXPOSURE
Each Fund's primary policy is to invest in securities backed by the full faith and credit of the U.S. government, in accordance with the Fund's prescribed maturity and credit quality standards. These securities include U.S. Treasury obligations such as bills, notes, and bonds, as well as other full faith and credit obligations of the U.S. government.

[FLAG] EACH FUND IS SUBJECT,  IN VARYING  DEGREES,  TO INCOME RISK, WHICH IS THE
     CHANCE THAT A FUND'S DIVIDENDS (INCOME) WILL DECLINE DUE TO FALLING INTEREST RATES. INCOME RISK IS GENERALLY HIGHER FOR SHORT-TERM BOND FUNDS AND LOWER FOR LONG-TERM BOND FUNDS.


     Changes in interest rates can affect bond prices as well as bond income.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                            BONDS AND INTEREST RATES
As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--you would have to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.
--------------------------------------------------------------------------------


[FLAG] EACH FUND IS SUBJECT, IN VARYING DEGREES, TO INTEREST RATE RISK, WHICH IS
     THE CHANCE THAT BOND PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS DUE TO RISING INTEREST RATES. INTEREST RATE RISK SHOULD BE LOW FOR SHORT-TERM BOND FUNDS, MODERATE FOR INTERMEDIATE-TERM BOND FUNDS, AND HIGH FOR LONG-TERM BOND FUNDS.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 BOND MATURITIES
A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than one year (short-term) to 30 years (long-term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take greater risks in hope of higher yields; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.
--------------------------------------------------------------------------------

     In the past, bond investors have seen the value of their investment rise and fall-- sometimes significantly--with changes in interest rates. Between December 1976 and September 1981, for instance, rising interest rates caused long-term bond prices to fall by almost 48%.

     Except for the Money Market Fund, each Fund invests mainly in bonds. Therefore, changes in interest rates will impact, to varying degrees, the value of each Fund's assets. To illustrate the volatility of bond prices, the following table shows the effect of both a 1% and a 2% change (both up and down) in interest rates on three bonds of different maturities, each with a face value of $1,000.

--------------------------------------------------------------------------------
                      HOW INTEREST RATE CHANGES AFFECT THE
                             VALUE OF A $1,000 BOND*
--------------------------------------------------------------------------------
                              AFTER A 1%   AFTER A 1%   AFTER A 2%    AFTER A 2%
TYPE OF BOND (MATURITY)        INCREASE     DECREASE     INCREASE      DECREASE
--------------------------------------------------------------------------------
Short-Term (2.5 years)           $978        $1,023        $956         $1,046
Intermediate-Term (10 years)      932         1,074         870          1,156
Long-Term (20 years)              901         1,116         816          1,251
--------------------------------------------------------------------------------
*Assuming a 7% yield.
--------------------------------------------------------------------------------

     The figures in the table above are for illustration only; you should not regard them as an indication of future returns from U.S. Treasury securities as a whole, or any Fund in particular.

SECURITY SELECTION

The Vanguard Group (Vanguard), adviser to the Funds, primarily selects securities backed by the full faith and credit of the U.S. government. These securities include U.S. Treasury obligations as well as other U.S. agency obligations, such as those issued by the General Services Administration, the Government National Mortgage Association, the Rural Electrification Administration, the Small Business Administration, the Federal Financing Bank, and other government agencies.


     The ADMIRAL TREASURY MONEY MARKET FUND invests 100% of its assets in securities backed by the full faith and credit of the U.S. government. At least 65% of the Fund's assets will always be invested in U.S. Treasury bills, notes, and bonds. The remaining assets may be invested in U.S. Treasury securities and/or securities issued by other government agencies. In seeking to provide a stable net asset value of $1 per share, the Fund is expected to buy securities with an effective maturity of 13 months or less, and to maintain a dollar-weighted average maturity of 90 days or less.

     The ADMIRAL SHORT-TERM, INTERMEDIATE-TERM, and LONG-TERM TREASURY FUNDS each invest at least 85% of their assets in securities backed by the full faith and credit of the U.S. government. At least 65% of each Fund's assets will always be invested in U.S. Treasury bills, notes, and bonds. The remaining assets of each Fund may be invested in securities issued by U.S. government agencies and instrumentalities, as well as in repurchase agreements fully collateralized by such securities. The three Funds differ primarily in terms of dollar-weighted average maturity: The Short-Term Treasury Fund is expected to maintain a dollar-weighted average maturity of between one and three years; the Intermediate-Term Treasury Fund, a dollar-weighted average maturity of between 5 and 10 years; and the Long-Term Treasury Fund, a dollar-weighted average maturity of between 15 and 30 years.

     The Funds are generally managed without regard to tax ramifications.

16


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 CREDIT QUALITY
A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the debt. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance (in the rating agency's opinion) the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment grade." The Funds' Statement of Additional Information includes a detailed description of the credit-rating scales used by major independent bond-rating agencies.
--------------------------------------------------------------------------------

[FLAG] EACH FUND IS  SUBJECT  TO  MANAGER  RISK,  WHICH IS THE  CHANCE  THAT THE
     ADVISER WILL DO A POOR JOB OF SELECTING SECURITIES.


     To help you distinguish between the Funds and their various risks, a summary table is provided below.

--------------------------------------------------------------------------------
                               RISKS OF THE FUNDS
--------------------------------------------------------------------------------
                                   INCOME         INTEREST           CREDIT
ADMIRAL FUND                        RISK          RATE RISK           RISK
--------------------------------------------------------------------------------
Treasury Money Market            Very High       Negligible        Negligible
Short-Term Treasury                High        Low to Moderate     Negligible
Intermediate-Term Treasury       Moderate     Moderate to High     Negligible
Long-Term Treasury                  Low       High to Very High    Negligible
--------------------------------------------------------------------------------

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Although several of the Admiral Funds are intended to serve investors' short-term needs, the Funds discourage market-timing, and so have adopted the following policies (among others) designed to discourage short-term trading:
- Each Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- There is a limit on the number of times you can exchange into and out of a Fund (see "Redeeming Shares" in the INVESTING WITH VANGUARD section).
-    Each Fund reserves the right to stop offering shares at any time.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THESE FUNDS IF YOU ARE A MARKET-TIMER.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                             THE COSTS OF INVESTING
Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the buying and selling of securities by the fund. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

TURNOVER RATE

Each Fund retains the right to sell securities regardless of how long the securities have been held. Shorter-term bonds will generally mature or be sold, and need to be replaced, more frequently than longer-term bonds. As a result, shorter-term bond funds tend to have higher fund turnover rates than longer-term bond funds. The turnover rate of each Fund (except the Admiral Treasury Money Market Fund) for each of the last five years is shown in the FINANCIAL HIGHLIGHTS section of this prospectus.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 TURNOVER RATE
Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes.
--------------------------------------------------------------------------------

OTHER INVESTMENT POLICIES AND RISKS
Besides investing in U.S. government securities, each Fund may make certain other kinds of investments to achieve its objective.

[FLAG] THE FUNDS (EXCEPT THE ADMIRAL TREASURY MONEY MARKET FUND) MAY INVEST,  TO
     A LIMITED EXTENT, IN DERIVATIVES.



     The Admiral Short-Term, Intermediate-Term, and Long-Term Treasury Funds may invest in a variety of derivatives, including bond (interest rate) futures and options contracts and swaps. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund.
The Funds will not use futures for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. A Fund's obligation to purchase securities under futures contracts will not exceed 20% of its total assets.


     The reasons for which a Fund may use futures and options are:
- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in bonds.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.
     The Funds may also invest in a relatively conservative class of collateralized mortgage obligations (CMOs), which offer a high degree of cash flow predictability and less vulnera-

18

bility to mortgage prepayment risk. To reduce credit risk, a Fund may purchase these less-risky classes of CMOs only if they are issued by agencies of the U.S. government.
     In addition, the Admiral Short-Term, Intermediate-Term, and Long-Term Treasury Funds may invest up to 15% of their net assets in illiquid securities, which are securities that cannot be readily resold or converted into cash.

     Except for the Money Market Fund, a Fund may temporarily depart from its normal investment policies--for instance, by investing substantially in cash reserves--in response to extraordinary market, economic, political, or other conditions. In doing so, a Fund may succeed in avoiding losses but otherwise fail to achieve its investment objective.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES
A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

THE FUNDS AND VANGUARD

The Funds are members of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets worth more than $550 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE
The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Funds' adviser through its Fixed Income Group. As of January 31, 2000,

Vanguard served as adviser for about $364 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the control of the Trustees and officers of the Funds. For the fiscal year ended January 31, 2000, the investment advisory fees represented an effective annual rate of approximately 0.01% of each Fund's average net assets.
     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Funds' securities, and to seek out the best available price and most favorable execution for all transactions. Also, the Funds may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.
     In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker who, in addition to executing the transaction, will provide research services to the adviser or the Funds.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER
The individuals primarily responsible for overseeing the implementation of Vanguard's strategy for the Admiral Funds' investments are:

IAN A. MACKINNON, Managing Director of Vanguard and head of Vanguard's Fixed Income Group; has worked in investment management since 1974; primary responsibility for Vanguard's internal fixed-income policy and strategy since joining the company in 1981; B.A., Lafayette College; M.B.A., Pennsylvania State University.

ROBERT F. AUWAERTER, Principal of Vanguard and Fund Manager of the Admiral Intermediate-Term and Long-Term Treasury Funds since their inception; has worked in investment management since 1978; has managed portfolio investments since 1979; with Vanguard since 1981; B.S., University of Pennsylvania; M.B.A., Northwestern University.

DAVID R. GLOCKE, Principal of Vanguard and Fund Manager of the Admiral Money Market and Short-Term Treasury Funds; has worked in investment management since 1991; has managed portfolio investments and the Money Market Fund since joining Vanguard in 1997; has managed the Short-Term Treasury Fund since May 2000; B.S., University of Wisconsin.
--------------------------------------------------------------------------------



DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS
Each Fund distributes to shareholders virtually all of its net income (interest less expenses), as well as any capital gains realized from the sale of its holdings. The Funds' income dividends accrue daily and are distributed on the first business day of every month; capital gains distributions generally occur in December. In addition, the Funds may occasionally be required to make supplemental capital gains distributions at some other time during the year. You can receive distributions of income dividends or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

20

BASIC TAX POINTS
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
- Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.
- Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
- Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.
- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
- Capital gains distributions may vary considerably from year to year as a result of the Funds' normal investment activities and cash flows.
- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
- Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes. Depending on your state's rules, however, any dividends attributable to interest earned on direct obligations of the U.S. Treasury may be exempt from state and local taxes. Vanguard will notify you each year how much of your distribution may qualify for this exemption.

GENERAL INFORMATION
BACKUP WITHHOLDING. By law, Vanguard must withhold 31% of any taxable distributions or redemptions from your account if you do not:
-    provide us with your correct taxpayer identification number;
-    certify that the taxpayer identification number is correct; and
-    confirm that you are not subject to backup withholding.
Similarly, Vanguard must withhold from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. The Vanguard funds generally do not offer their shares for sale outside of the United States. Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds. INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS
As a shareholder, you are entitled to your share of the fund's income from interest, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from interest the fund earns from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                             "BUYING A CAPITAL GAIN"
Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), it is not to your advantage to buy shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a capital gain." For example: on December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a capital gains distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in capital gains distributions), but you owe tax on the $250 capital gain you received, even if you had reinvested it in more shares. To avoid "buying a capital gain," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------


SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Net asset value per share is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:

                                   TOTAL ASSETS - LIABILITIES
              NET ASSET VALUE =  -------------------------------
                                   NUMBER OF SHARES OUTSTANDING

     Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.
     A NOTE ON PRICING: A Fund's investments (with the exception of the Admiral Treasury Money Market Fund, which uses the amortized cost method of valuation) will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Funds' Board of Trustees.

     The Admiral Short-Term, Intermediate-Term, and Long-Term Treasury Funds' share prices can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Funds." Different newspapers use different abbreviations for each Fund, but the

22


most common are: ADMST, ADMIT, and ADMLT. Newspapers typically list money market fund yields weekly, separately from other mutual funds. The Admiral Treasury Money Market Fund's abbreviation is VANGADMUST.


FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years, and certain information reflects financial results for a single Fund share in each case. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements-- is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the Admiral Treasury Money Market Fund as an example. The Fund began fiscal 2000 with a net asset value (price) of $1 per share. During the year, the Fund earned $0.047 per share from investment income (interest and dividends).

Shareholders received $0.047 per share in the form of dividend distributions. The earnings ($0.047 per share) minus the distributions ($0.047 per share) resulted in a share price of $1 at the end of the year. Assuming that the shareholder had reinvested the distributions in the purchase of more shares, the total return from the Fund was 4.79% for the year.

As of January 31, 2000, the Fund had $5.6 billion in net assets. For the year, its expense ratio was 0.15% ($1.50 per $1,000 of net assets); and its net investment income amounted to 4.69% of its average net assets.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                                    VANGUARD ADMIRAL TREASURY
                                                        MONEY MARKET FUND
                                                      YEAR ENDED JANUARY 31,
                                     ------------------------------------------------------
                                         2000       1999       1998       1997       1996
-------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR      $1.00      $1.00      $1.00      $1.00      $1.00
-------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                   .047       .050       .052       .051       .055
 Net Realized and Unrealized Gain
  (Loss) on Investments                    --         --         --         --         --
                                     ------------------------------------------------------
  Total from Investment Operations       .047       .050       .052       .051       .055
                                     ------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment
  Income                                (.047)     (.050)     (.052)     (.051)     (.055)
 Distributions from Realized Capital
  Gains                                    --         --         --         --         --
                                     ------------------------------------------------------
  Total Distributions                   (.047)     (.050)     (.052)     (.051)     (.055)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR            $1.00      $1.00      $1.00      $1.00      $1.00
===========================================================================================
TOTAL RETURN                            4.79%      5.12%      5.31%      5.24%      5.66%
===========================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)    $5,648     $5,057     $3,880     $3,247     $1,778
 Ratio of Total Expenses to Average
  Net Assets                            0.15%      0.15%      0.15%      0.15%      0.15%
 Ratio of Net Investment Income to
  Average Net Assets                    4.69%      4.97%      5.20%      5.12%      5.50%
===========================================================================================


-------------------------------------------------------------------------------------------
                                                     VANGUARD ADMIRAL SHORT-TERM
                                                          TREASURY FUND
                                                       YEAR ENDED JANUARY 31,
                                     ------------------------------------------------------
                                          2000       1999       1998       1997       1996
-------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR      $10.22     $10.15     $10.04     $10.23     $ 9.77
-------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                    .532       .548       .592       .587       .626
 Net Realized and Unrealized Gain
  (Loss) on Investments                  (.393)      .114       .110      (.190)      .460
                                     ------------------------------------------------------
  Total from Investment Operations        .139       .662       .702       .397      1.086
                                     ------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment
  Income                                 (.532)     (.548)     (.592)     (.587)     (.626)
 Distributions from Realized Capital
  Gains                                  (.017)     (.044)        --         --         --
                                     ------------------------------------------------------
  Total Distributions                    (.549)     (.592)     (.592)     (.587)     (.626)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR            $ 9.81     $10.22     $10.15     $10.04     $10.23
===========================================================================================
TOTAL RETURN                             1.41%      6.70%      7.21%      4.05%     11.41%
===========================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)     $1,100     $1,257       $781       $553       $426
 Ratio of Total Expenses to Average
  Net Assets                             0.15%      0.15%      0.15%      0.15%      0.15%
 Ratio of Net Investment Income to
  Average Net Assets                     5.32%      5.35%      5.89%      5.85%      6.22%
 Turnover Rate                            120%       130%        81%        80%        95%
===========================================================================================

24

-------------------------------------------------------------------------------------------
                                                VANGUARD ADMIRAL INTERMEDIATE-TERM
                                                          TREASURY FUND
                                                       YEAR ENDED JANUARY 31,
                                     ------------------------------------------------------
                                         2000       1999       1998       1997       1996
-------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR     $10.94     $10.60     $10.17     $10.70     $ 9.58
-------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                   .610       .624       .645       .648       .665
 Net Realized and Unrealized Gain
  (Loss) on Investments                (1.078)      .348       .430      (.530)     1.120
                                     ------------------------------------------------------
  Total from Investment Operations      (.468)      .972      1.075       .118      1.785
                                     ------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment
  Income                                (.610)     (.624)     (.645)     (.648)     (.665)
 Distributions from Realized Capital
  Gains                                 (.042)     (.008)        --         --         --
                                     ------------------------------------------------------
  Total Distributions                   (.652)     (.632)     (.645)     (.648)     (.665)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR           $ 9.82     $10.94     $10.60     $10.17     $10.70
===========================================================================================
TOTAL RETURN                           -4.33%      9.45%     10.98%      1.30%     19.16%
===========================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)    $1,285     $1,360       $905       $659       $585
 Ratio of Total Expenses to Average
  Net Assets                            0.15%      0.15%      0.15%      0.15%      0.15%
 Ratio of Net Investment Income to
  Average Net Assets                    5.96%      5.80%      6.28%      6.37%      6.49%
 Turnover Rate                            72%        63%        34%        52%        64%
===========================================================================================


-------------------------------------------------------------------------------------------
                                                   VANGUARD ADMIRAL LONG-TERM
                                                          TREASURY FUND
                                                       YEAR ENDED JANUARY 31,
                                     ------------------------------------------------------
                                         2000       1999       1998       1997       1996
-------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR     $11.72     $11.12     $10.13     $11.06     $ 9.40
-------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                   .636       .654       .669       .681       .691
 Net Realized and Unrealized Gain
  (Loss) on Investments                (1.597)      .653       .990      (.900)     1.749
                                     ------------------------------------------------------
  Total from Investment Operations      (.961)     1.307      1.659      (.219)     2.440
                                     ------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment
  Income                                (.636)     (.654)     (.669)     (.681)     (.691)
 Distributions from Realized Capital
  Gains                                 (.103)     (.053)        --      (.030)     (.089)
                                     ------------------------------------------------------
  Total Distributions                   (.739)     (.707)     (.669)     (.711)     (.780)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR           $10.02     $11.72     $11.12     $10.13     $11.06
===========================================================================================
TOTAL RETURN                           -8.30%     12.11%     17.05%     -1.75%     26.74%
===========================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)      $451       $499       $327       $192       $186
 Ratio of Total Expenses to Average
  Net Assets                            0.15%      0.15%      0.15%      0.15%      0.15%
 Ratio of Net Investment Income to
  Average Net Assets                    6.05%      5.72%      6.41%      6.72%      6.66%
 Turnover Rate                            55%        32%        13%        42%       125%
===========================================================================================


"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------
INVESTING WITH VANGUARD
Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information? Establish an account for a minor child or for your retirement savings?
     Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.
     The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a [BOOKLET]. Please call us to request copies.
--------------------------------------------------------------------------------


SERVICES AND ACCOUNT FEATURES

Vanguard offers many services that make it convenient to buy, sell, or exchange shares, or to obtain fund or account information.
--------------------------------------------------------------------------------
TELEPHONE REDEMPTIONS (SALES AND EXCHANGES)
Automatically set up for these Funds unless you notify us otherwise.
--------------------------------------------------------------------------------
CHECKWRITING [CHECK]
Method for drawing money from your account by writing a check for $250 or more.
--------------------------------------------------------------------------------
VANGUARD(R) DIRECT DEPOSIT SERVICE [BOOKLET]
Automatic method for depositing your paycheck or U.S. government payment (including Social Security and government pension checks) into your account.
--------------------------------------------------------------------------------
VANGUARD(R) AUTOMATIC EXCHANGE SERVICE [BOOKLET]
Automatic method for moving a fixed amount of money from one Vanguard fund account to another.
--------------------------------------------------------------------------------
VANGUARD FUND EXPRESS(R) [BOOKLET]
Electronic method for buying or selling shares. You can transfer money between your Vanguard fund account and an account at your bank, savings and loan, or credit union on a systematic schedule or whenever you wish.
--------------------------------------------------------------------------------
VANGUARD DIVIDEND EXPRESS(R) [BOOKLET]
Electronic method for transferring dividend and/or capital gains distributions directly from your Vanguard fund account to your bank, savings and loan, or credit union account.
--------------------------------------------------------------------------------
VANGUARD TELE-ACCOUNT(R) 1-800-662-6273 (ON-BOARD) [BOOKLET]
Toll-free 24-hour access to Vanguard fund and account information--as well as some transactions--by using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or exchange shares to and from most Vanguard funds.
--------------------------------------------------------------------------------
ONLINE TRANSACTIONS www.vanguard.com [COMPUTER]
You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that allows you to process the following financial and administrative transactions online:
-    Open a new account.*
-    Buy, sell, or exchange shares of most funds.
-    Change your name/address.

26

- Add/change fund options (including dividend options, Vanguard Fund Express, bank instructions, checkwriting, and Vanguard Automatic Exchange Service). (Some restrictions may apply.) Please call our Client Services Department for assistance.

*Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.
--------------------------------------------------------------------------------
INVESTOR INFORMATION DEPARTMENT: 1-800-662-7447 (SHIP) TEXT TELEPHONE:
1-800-952-3335
Call Vanguard for information on our funds, fund services, and retirement accounts, and to request literature.
--------------------------------------------------------------------------------
CLIENT SERVICES DEPARTMENT: 1-800-662-2739 (CREW) TEXT TELEPHONE: 1-800-749-7273 Call Vanguard for information on your account, account transactions, and account statements.
--------------------------------------------------------------------------------
SERVICES FOR CLIENTS OF VANGUARD'S INSTITUTIONAL DIVISION: 1-888-809-8102 Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks and third-party recordkeepers.
--------------------------------------------------------------------------------


TYPES OF ACCOUNTS

Individuals and institutions can establish a variety of accounts with Vanguard.
--------------------------------------------------------------------------------
FOR ONE OR MORE PEOPLE
Open an account in the name of one (individual) or more (joint tenants) people.
--------------------------------------------------------------------------------
FOR HOLDING PERSONAL TRUST ASSETS [BOOKLET]
Invest assets held in an existing personal trust.
--------------------------------------------------------------------------------
FOR INDIVIDUAL RETIREMENT ACCOUNTS [BOOKLET]
Open a traditional IRA account or a Roth IRA account. Eligibility and other requirements are established by federal law and Vanguard custodial account agreements. For more information, please call 1-800-662-7447 (SHIP).
--------------------------------------------------------------------------------
FOR AN ORGANIZATION [BOOKLET]
Open an account as a corporation, partnership, endowment, foundation, or other entity.
--------------------------------------------------------------------------------
FOR THIRD-PARTY TRUSTEE RETIREMENT INVESTMENTS
Open an account as a retirement trust or plan based on an existing corporate or institutional plan. These accounts are established by the trustee of the existing plan.
--------------------------------------------------------------------------------
VANGUARD PROTOTYPE PLANS
Open a variety of retirement accounts using Vanguard prototype plans for individuals, sole proprietorships, and small businesses. For more information, please call 1-800-662-2003.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A NOTE ON INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies. Consult your intermediary to determine when your order will be priced.
--------------------------------------------------------------------------------

BUYING SHARES

If Vanguard receives your check (or electronic transfer) before the close of trading on the New York Stock Exchange (generally 4 p.m. Eastern time) on a regular business day, your investment in any Vanguard Admiral Fund (except the Treasury Money Market Fund) will be converted to federal funds and credited to your account at that day's closing price, the next-determined net asset value. You will begin earning dividends on your investment the following business day. (Federal funds are Federal Reserve deposits that banks and other financial institutions "borrow" from one another to meet short-term cash needs; fund advisers must use federal funds to pay for the securities they buy.)
     Your investment in the Treasury Money Market Fund will also be converted to federal funds and credited to your account; however the conversion to federal funds for the Treasury Money Market Fund investments takes one business day. Because of this conversion period, your Treasury Money Market Fund account will be credited on the business day following the day we receive your check. You will begin earning dividends on your investment on the following business day. For example, if we receive your check before the close of trading on the New York Stock Exchange (generally 4 p.m. Eastern time) on a Thursday, your account will be credited the next business day (Friday) and you will begin earning dividends on Monday.
     Each of the Funds is offered on a no-load basis, meaning that you do not pay sales commissions or 12b-1 distribution fees.
--------------------------------------------------------------------------------
MINIMUM INVESTMENT TO . . .
open a new account
$50,000.

add to an existing account
$100 by mail or exchange; $1,000 by wire.
--------------------------------------------------------------------------------
A NOTE ON LOW BALANCES
Each Fund reserves the right to close any nonretirement account whose balance falls below the minimum initial investment of $50,000.
--------------------------------------------------------------------------------
BY MAIL TO . . . [ENVELOPE]
open a new account

Complete and sign the account registration form and enclose your check.

add to an existing account
Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form. Please do not alter Invest-By-Mail forms, since they are fund- and account-specific.

Make your check payable to: The Vanguard Group-(insert appropriate Fund number; see below)
Vanguard Admiral Treasury Money Market Fund-11
Vanguard Admiral Short-Term Treasury Fund-12
Vanguard Admiral Intermediate-Term Treasury Fund-19
Vanguard Admiral Long-Term Treasury Fund-20
All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

28

First-class mail to:                    Express or Registered mail to:
The Vanguard Group                      The Vanguard Group
P.O. Box 1110                           455 Devon Park Drive
Valley Forge, PA 19482-1110             Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:                    Express or Registered mail to:
The Vanguard Group                      The Vanguard Group
P.O. Box 2900                           455 Devon Park Drive
Valley Forge, PA 19482-2900             Wayne, PA 19087-1815
--------------------------------------------------------------------------------
IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.
--------------------------------------------------------------------------------
BY TELEPHONE TO . . . [TELEPHONE]
open a new account
Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.)

add to an existing account
Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.) Use Vanguard Fund Express (see "Services and Account Features") to transfer assets from your bank account. Call Client Services before your first use to verify that this option is available.

Vanguard Tele-Account                   Client Services
1-800-662-6273                          1-800-662-2739

*You must obtain a  Personal Identification Number (PIN) through Tele-Account at least seven days before you request your first exchange.
--------------------------------------------------------------------------------
IMPORTANT NOTE: Once you have initiated a telephone transaction and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.
--------------------------------------------------------------------------------
BY WIRE TO OPEN A NEW ACCOUNT OR ADD TO AN EXISTING ACCOUNT [WIRE]
Call Client Services to arrange your wire transaction. Wire transactions to retirement accounts are only available for asset transfers and rollovers from other financial institutions. Individual IRA contributions will not be accepted by wire.

Wire to:
FRB ABA 021001088
HSBC Bank USA

For credit to:
Account: 000112046
Vanguard Incoming Wire Account

In favor of:
Vanguard Admiral Treasury Money Market Fund-11
Vanguard Admiral Short-Term Treasury Fund-12
Vanguard Admiral Intermediate-Term Treasury Fund-19
Vanguard Admiral Long-Term Treasury Fund-20
[Account number, or temporary number for a new account]
[Registered account owner(s)]
[Registered address]

FOR THE TREASURY MONEY MARKET FUND ONLY: If you buy Fund shares through a federal funds wire, your investment begins earning dividends the next business day. You can begin earning dividends immediately if you notify Vanguard by 10:45 a.m. Eastern time that you intend to make a wire purchase that day.
--------------------------------------------------------------------------------
You can redeem (that is, sell or exchange) shares purchased by check or Vanguard Fund Express at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.
--------------------------------------------------------------------------------
A NOTE ON LARGE PURCHASES
It is important that you call Vanguard before you invest a large dollar amount. It is our responsibility to consider the interests of all Fund shareholders, and so we reserve the right to refuse any purchase that may disrupt the Fund's operation or performance.
--------------------------------------------------------------------------------


REDEEMING SHARES

This section describes how you can redeem--that is, sell or exchange--a Fund's shares.

When Selling Shares:
-    Vanguard sends the redemption proceeds to you or a designated third party.*
-    You can sell all or part of your Fund shares at any time.

*May require a signature guarantee; see footnote on page 32.

When Exchanging Shares:
- The redemption proceeds are used to purchase shares of a different Vanguard fund.
-    You must meet the receiving fund's minimum investment requirements.
- Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.
- In order to exchange into an account with a different registration (including a different name, address, or taxpayer identification number), you must include the guaranteed signatures of all current account owners on your written instructions.

In both cases, your transaction will be based on the Fund's next-determined share price, subject to any special rules discussed in the "Redeeming Shares" section of this prospectus.
--------------------------------------------------------------------------------
NOTE: Once a redemption is initiated and a confirmation number given, the transaction CANNOT be canceled.
--------------------------------------------------------------------------------

30

HOW TO REQUEST A REDEMPTION
You can request a redemption from your Fund account in any one of three ways: online, by telephone, or by mail. You can also sell shares by check.
     The Vanguard funds whose shares you cannot exchange online or by telephone are: VANGUARD U.S. STOCK INDEX FUNDS, VANGUARD BALANCED INDEX FUND, VANGUARD INTERNATIONAL STOCK INDEX FUNDS, VANGUARD REIT INDEX FUND, and VANGUARD GROWTH AND INCOME FUND. These funds do, however, permit online and telephone exchanges within IRAs and other retirement accounts. If you sell shares of these funds online, a redemption check will be sent to your address of record.
--------------------------------------------------------------------------------
ONLINE REQUESTS www.vanguard.com [COMPUTER]
You can use your personal computer to sell or exchange shares of most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that will enable you to sell or exchange shares online (as well as perform other transactions).
--------------------------------------------------------------------------------
TELEPHONE REQUESTS [TELEPHONE]
All Account Types Except Retirement:
Call Vanguard Tele-Account 24 hours a day--or Client Services during business hours--to sell or exchange shares. You can exchange shares from this Fund to open an account in another Vanguard fund or to add to an existing Vanguard fund account with an identical registration.

Retirement Accounts:
You can  exchange--but  not  sell--shares  by  calling  Tele-Account  or  Client
Services.

Vanguard Tele-Account                   Client Services
1-800-662-6273                          1-800-662-2739
--------------------------------------------------------------------------------
SPECIAL INFORMATION: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.
--------------------------------------------------------------------------------
We reserve the right to refuse a telephone redemption if the caller is unable to provide:

-    The ten-digit account number.
-    The name and address exactly as registered on the account.
- The primary Social Security or employer identification number as registered on the account.
- The Personal Identification Number (PIN), if applicable (for instance, Tele-Account).

     Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.
--------------------------------------------------------------------------------
A NOTE ON UNUSUAL CIRCUMSTANCES
Vanguard reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. In addition, Vanguard can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.
--------------------------------------------------------------------------------
MAIL REQUESTS [ENVELOPE]
All Account Types Except Retirement:
Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.

Vanguard Retirement Accounts:
For information on how to request distributions from:
-    Traditional IRAs and Roth IRAs--call Client Services.
- SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial accounts, and Profit-Sharing and Money Purchase Pension (Keogh) Plans--call Individual Retirement Plans at 1-800-662-2003.

Depending on your account registration type, additional documentation may be required.

First-class mail to:                    Express or Registered mail to:
The Vanguard Group                      The Vanguard Group
P.O. Box 1110                           455 Devon Park Drive
Valley Forge, PA 19482-1110             Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:                    Express or Registered mail to:
The Vanguard Group                      The Vanguard Group
P.O. Box 2900                           455 Devon Park Drive
Valley Forge, PA 19482-2900             Wayne, PA 19087-1815
--------------------------------------------------------------------------------
CHECK REQUESTS [CHECK]
You can sell shares by writing a check for $250 or more.
--------------------------------------------------------------------------------
A NOTE ON LARGE REDEMPTIONS
It is important that you call Vanguard before you redeem a large dollar amount. It is our responsibility to consider the interests of all fund shareholders and so we reserve the right to delay delivery of your redemption proceeds--up to seven days--if the amount may disrupt the Fund's operation or performance.
     If you redeem more than $250,000 worth of Fund shares within any 90-day period, each Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in-kind, i.e., in securities, rather than in cash. If payment is made in-kind, you may incur brokerage commissions if you elect to sell the securities for cash.
--------------------------------------------------------------------------------

OPTIONS FOR REDEMPTION PROCEEDS
You may receive your redemption proceeds in one of four ways: check, wire, exchange to another Vanguard fund, or Fund Express Redemptions.
--------------------------------------------------------------------------------

32

--------------------------------------------------------------------------------
CHECK REDEMPTIONS
Normally,  Vanguard  will  mail  your  check  within  two  business  days  of  a redemption.
--------------------------------------------------------------------------------
WIRE REDEMPTIONS [WIRE]
The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account application. Wire redemptions can be initiated by mail or by telephone during Vanguard's business hours, but not online.

For Money Market Funds:
For telephone requests made by 10:30 a.m. Eastern time, the wire will arrive at your bank by the close of business that same day. Requests made by 4 p.m. Eastern time will arrive at your bank by the close of business on the following business day.

For Other Daily Dividend Funds:
For telephone requests made by 4 p.m. Eastern time, the wire will arrive at your bank by the close of business on the following business day.
NOTE: Wire redemptions of less than $5,000 are subject to a $5 processing fee.
--------------------------------------------------------------------------------
EXCHANGE REDEMPTIONS
As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.
--------------------------------------------------------------------------------
FUND EXPRESS REDEMPTIONS
Vanguard will electronically transfer funds to your pre-linked checking or savings account.
--------------------------------------------------------------------------------

FOR OUR MUTUAL PROTECTION
For your best interests and ours, Vanguard applies these additional requirements to redemptions:

REQUEST IN "GOOD ORDER"
All redemption requests must be received by Vanguard in "good order." This means that your request must include:
-    The Fund name and account number.
-    The amount of the transaction (in dollars or shares).
- Signatures of all owners exactly as registered on the account (for mail requests).
-    Signature guarantees (if required).*
-    Any supporting legal documentation that may be required.
-    Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies or member firms of a U.S. stock exchange.

TRANSACTIONS ARE PROCESSED AT THE NEXT-DETERMINED SHARE PRICE AFTER VANGUARD HAS RECEIVED ALL REQUIRED INFORMATION.
--------------------------------------------------------------------------------
LIMITS ON ACCOUNT ACTIVITY
Because excessive account transactions can disrupt management of a Fund and increase the Fund's costs for all shareholders, Vanguard limits account activity as follows:
- You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND during any 12-month period.
-    Your round trips through the Fund must be at least 30 days apart.
-    The Fund may refuse a share purchase at any time, for any reason.

- Vanguard may revoke an investor's telephone exchange privilege at any time, for any reason.

     A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. Also, a "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
--------------------------------------------------------------------------------
RETURN YOUR SHARE CERTIFICATES
Any portion of your account represented by share certificates cannot be redeemed until you return the certificates to Vanguard. Certificates must be returned (unsigned), along with a letter requesting the sale or exchange you wish to process, via certified mail to:

The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815
--------------------------------------------------------------------------------
ALL TRADES ARE FINAL
Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been initiated and a confirmation number assigned.
--------------------------------------------------------------------------------
UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.
--------------------------------------------------------------------------------


TRANSFERRING REGISTRATION

You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.

First-class mail to:                    Express or Registered mail to:
The Vanguard Group                      The Vanguard Group
P.O. Box 1110                           455 Devon Park Drive
Valley Forge, PA 19482-1110             Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:                    Express or Registered mail to:
The Vanguard Group                      The Vanguard Group
P.O. Box 2900                           455 Devon Park Drive
Valley Forge, PA 19482-2900             Wayne, PA 19087-1815
--------------------------------------------------------------------------------


FUND AND ACCOUNT UPDATES

STATEMENTS AND REPORTS
We will send you account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.

34

     In addition, you will receive financial reports about the Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the financial markets, a report from the adviser, and the Fund's financial statements which include a listing of the Fund's holdings.
     To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When two or more Fund shareholders have the same last name and address, we send just one Fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, notify our Client Services Department at 1-800-662-2739.
--------------------------------------------------------------------------------
CONFIRMATION STATEMENT
Sent each time you buy, sell, or exchange shares; confirms the trade date and the amount of your transaction.
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY [BOOKLET]
Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.
--------------------------------------------------------------------------------
FUND FINANCIAL REPORTS
Mailed in March and September for these Funds.
--------------------------------------------------------------------------------
TAX STATEMENTS
Generally mailed in January; report previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement accounts.
--------------------------------------------------------------------------------
AVERAGE COST REVIEW STATEMENT [BOOKLET]
Issued quarterly for most taxable accounts (accompanies your Portfolio Summary); shows the average cost of shares that you redeemed during the calendar year, using only the average cost single category method.
--------------------------------------------------------------------------------
CHECKWRITING STATEMENT
Sent monthly to shareholders using Vanguard's checkwriting option. Our statement provides images of the front and back of each checkwriting draft paid in the previous month. This consolidated statement is sent instead of the original canceled drafts, which will not be returned.
--------------------------------------------------------------------------------

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH RESERVES
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

DURATION
A measure of the sensitivity of bond--and bond fund--prices to interest rate movements. For example, if a bond has a duration of two years, its price would fall by about 2% when interest rates rose one percentage point. On the other hand, the bond's price would rise by about 2% when interest rates fell by one percentage point.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FACE VALUE
The amount to be paid at maturity of a bond; also known as the par value or principal.

FIXED-INCOME SECURITIES
Investments, such as bonds, that have a fixed payment schedule. While the level of income offered by these securities is predetermined, their prices may fluctuate.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MATURITY
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PRINCIPAL
The amount of money you put into an investment.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                  [SHIP]
                                                  [THE VANGUARD GROUP(R)]
                                                  Post Office Box 2600
                                                  Valley Forge, PA 19482-2600


FOR MORE INFORMATION
If you'd like more information about
Vanguard Admiral Funds, the
following documents are available
free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the
Funds' investments is available in
the Funds' annual and semiannual
reports to shareholders.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Funds.

The current annual and semiannual
reports and the SAI are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Funds or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund  shareholder
and would like information about
your account, account transactions,
and/or account statements,
please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy information
about the Funds (including the SAI)
at the SEC's Public Reference Room
in Washington, DC. To find out more
about this public service, call the SEC
at 1-202-942-8090. Reports and
other information about the Funds
are also available on the SEC's
website (www.sec.gov), or you can
receive copies of this information,
for a fee, by electronic request at the
following e-mail address:
publicinfo@sec.gov, or by writing the
Public Reference Section, Securities
and Exchange Commission,
Washington, DC 20549-0102.

Funds' Investment Company Act
file number: 811-7043


(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.


P012N-052000

                                                    VANGUARD
                                                    ADMIRAL FUNDS(R)

                                                    Participant Prospectus
                                                    May 26, 2000

-----------------------
VANGUARD ADMIRAL
TREASURY MONEY
MARKET FUND

VANGUARD ADMIRAL
SHORT-TERM
TREASURY FUND

VANGUARD ADMIRAL
INTERMEDIATE-TERM
TREASURY FUND

VANGUARD ADMIRAL
LONG-TERM
TREASURY FUND

This prospectus contains
financial data for the
Funds through the
fiscal year ended
January 31, 2000.


                                                    [Members of
                                                    The Vanguard Group(R)]

VANGUARD ADMIRAL FUNDS
Participant Prospectus
May 26, 2000

A Group of Fixed-Income Treasury Mutual Funds

--------------------------------------------------------------------------------
CONTENTS

1 AN INTRODUCTION TO VANGUARD             18 THE FUNDS AND VANGUARD
  ADMIRAL FUNDS
                                          19 INVESTMENT ADVISER
2 FUND PROFILES
                                          19 DIVIDENDS, CAPITAL GAINS, AND TAXES
   2 Vanguard Admiral Treasury Money
     Market Fund                          20 SHARE PRICE

   5 Vanguard Admiral Short-Term          21 FINANCIAL HIGHLIGHTS
     Treasury Fund
                                          24 INVESTING WITH VANGUARD
   8 Vanguard Admiral Intermediate-
     Term Treasury Fund                   25 ACCESSING FUND INFORMATION BY
                                             COMPUTER
  11 Vanguard Admiral Long-Term
     Treasury Fund                        GLOSSARY (inside back cover)

14 MORE ON THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the objective, risks, and strategies of each of the Vanguard Admiral Funds. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide which Fund, if any, is the right investment for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
IMPORTANT NOTE
This prospectus is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
IMPORTANT NOTE
The minimum initial investment for each of the Funds is $50,000.
--------------------------------------------------------------------------------


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INTRODUCTION TO VANGUARD ADMIRAL FUNDS

This prospectus provides information about the four Vanguard Admiral Funds. Each of these Funds seeks to provide current income. The Treasury Money Market Fund also seeks to maintain a stable share price of $1. To achieve its objective, each Fund invests primarily in securities backed by the full faith and credit of the U.S. government. The Funds differ, however, in terms of the dollar-weighted average maturity of their holdings, as shown in the following table. As a result, the relative levels of income provided by the Funds will vary to some extent, with the Long-Term Treasury Fund providing the highest level. The Funds' levels of risk will also vary, with the Treasury Money Market Fund having the lowest level and the Long-Term Treasury Fund generally having the highest.

--------------------------------------------------------------------------------
                                               DOLLAR-WEIGHTED
FUND                                           AVERAGE MATURITY

--------------------------------------------------------------------------------
Admiral Treasury Money Market                  90 days or less
Admiral Short-Term Treasury                        1-3 years
Admiral Intermediate-Term Treasury                 5-10 years
Admiral Long-Term Treasury                        15-30 years
--------------------------------------------------------------------------------

     On the following pages, you'll find profiles that summarize key features of each Fund. Following the profiles, there is important additional information common to all of the Funds.

2

FUND PROFILE--VANGUARD(R) ADMIRAL(TM) TREASURY MONEY MARKET FUND

The following profile summarizes key features of Vanguard Admiral Treasury Money Market Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide current income and preserve investors' principal, while maintaining liquidity and a stable share price of $1.

INVESTMENT STRATEGIES
The Fund invests solely in high-quality, short-term money market securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 65% of the Fund's assets will always be invested in U.S. Treasury securities. The Fund seeks to provide a stable net asset value of $1 per share by investing in securities with a maturity of 13 months or less, and by maintaining a dollar-weighted average maturity of 90 days or less. For more information see "Security Selection" under MORE ON THE FUNDS.

PRIMARY RISKS

THE FUND IS SUBJECT TO INCOME RISK, WHICH IS THE CHANCE THAT FALLING INTEREST RATES WILL CAUSE THE FUND'S INCOME--AND THUS ITS TOTAL RETURN--TO DECLINE. INCOME RISK IS GENERALLY HIGH FOR FUNDS THAT INVEST IN SHORT-TERM SECURITIES. The Fund is also subject to:

- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

     AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of a money market index and an average money market fund. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                 1993     2.99%
                                 1994     3.99%
                                 1995     5.66%
                                 1996     5.26%
                                 1997     5.29%
                                 1998     5.18%
                                 1999     4.74%
--------------------------------------------------------------------------------
The Fund's year-to-date return as of the most recent calendar quarter ended March 31, 2000, was 1.33%.
--------------------------------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 1.42% (quarter ended June 30, 1995) and the lowest return for a quarter was 0.73% (quarter ended June 30, 1993).

--------------------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                                    SINCE
                                         1 YEAR      5 YEARS      INCEPTION*
--------------------------------------------------------------------------------
Vanguard Admiral Treasury Money
  Market Fund                             4.74%       5.23%         4.72%
Salomon Smith Barney 3-Month
  Treasury Index                          4.74        5.20          4.75
Average U.S. Treasury Money
  Market Fund**                           4.23        4.74          4.26
--------------------------------------------------------------------------------
 *December 14, 1992.
**Derived from data provided by Lipper Inc.
--------------------------------------------------------------------------------

     If you would like to know the current seven-day yield for the Fund, call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.12%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.15%


     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
          1 YEAR           3 YEARS         5 YEARS           10 YEARS
--------------------------------------------------------------------------------
           $15               $48             $85               $192
--------------------------------------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

4


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS                                         NEWSPAPER ABBREVIATION
Dividends are declared daily and distributed on   VangAdmUST
the first business day of each month
                                                  VANGUARD FUND NUMBER
INVESTMENT ADVISER                                011
The Vanguard Group, Valley Forge, Pa.,
since inception                                   CUSIP NUMBER
                                                  921932109
INCEPTION DATE
December 14, 1992                                 TICKER SYMBOL
                                                  VUSXX
NET ASSETS AS OF JANUARY 31, 2000
$5.6 billion
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) ADMIRAL(TM) SHORT-TERM TREASURY FUND

The following profile summarizes key features of Vanguard Admiral Short-Term Treasury Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide current income and preserve investors' principal.

INVESTMENT STRATEGIES
The Fund invests at least 85% of its assets in high-quality, short-term bonds whose interest and principal payments are backed by the full faith and credit of the U.S. government. In addition, at least 65% of the Fund's assets will always be invested in U.S. Treasury securities. The Fund will generally maintain a dollar-weighted average maturity of between one and three years. For more information see "Security Selection" under MORE ON THE FUNDS.

PRIMARY RISKS

The Fund is subject to several risks, any of which could cause investors to lose money. These include:
- Income risk, which is the chance that falling interest rates will cause the Fund's income--and thus its total return--to decline. Income risk is generally high for short-term bond funds.
- Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk is low to moderate for short-term bond funds.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                 1993      6.49%
                                 1994     -0.34%
                                 1995     12.27%
                                 1996      4.46%
                                 1997      6.49%
                                 1998      7.51%
                                 1999      1.86%
--------------------------------------------------------------------------------
The Fund's year-to-date return as of the most recent calendar quarter ended March 31, 2000, was 1.35%.
--------------------------------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 3.79% (quarter ended March 31, 1995) and the lowest return for a quarter was -1.07% (quarter ended March 31, 1994).

6

--------------------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                                    SINCE
                                         1 YEAR      5 YEARS      INCEPTION*
--------------------------------------------------------------------------------
Vanguard Admiral Short-Term
  Treasury Fund                           1.86%       6.46%          5.54%
Lehman Brothers 1-5 Year U.S. Treasury
  Bond Index                              1.89        6.74           5.73
--------------------------------------------------------------------------------
*December 14, 1992.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.12%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.15%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
          1 YEAR           3 YEARS         5 YEARS           10 YEARS
--------------------------------------------------------------------------------
           $15               $48             $85               $192
--------------------------------------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                       NEWSPAPER ABBREVIATION
Dividends are declared daily and distributed on   AdmST
the first business day of each month;  capital
gains, if any, are distributed annually in        VANGUARD FUND NUMBER
December                                          012

INVESTMENT ADVISER                                CUSIP NUMBER
The Vanguard Group, Valley Forge, Pa.,            921932208
since inception
                                                  TICKER SYMBOL
INCEPTION DATE                                    VASTX
December 14, 1992

NET ASSETS AS OF JANUARY 31, 2000
$1.1 billion
--------------------------------------------------------------------------------

8

FUND PROFILE--VANGUARD(R) ADMIRAL(TM) INTERMEDIATE-TERM TREASURY FUND

The   following   profile   summarizes   key   features  of   Vanguard   Admiral
Intermediate-Term Treasury Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide current income.

INVESTMENT STRATEGIES

The Fund invests at least 85% of its assets in high-quality, intermediate-term bonds whose interest and principal payments are backed by the full faith and credit of the U.S. government. In addition, at least 65% of the Fund's assets will always be invested in U.S. Treasury securities. The Fund will generally maintain a dollar-weighted average maturity of between 5 and 10 years. For more information see "Security Selection" under MORE ON THE FUNDS.


PRIMARY RISKS
The Fund is subject to several risks, any of which could cause investors to lose money. These include:

- Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk is moderate to high for intermediate-term bond funds.

- Income risk, which is the chance that falling interest rates will cause the Fund's income--and thus its total return--to decline. Income risk is generally moderate for intermediate-term bond funds.


PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                 1993     11.32%
                                 1994     -4.21%
                                 1995     20.55%
                                 1996      2.05%
                                 1997      9.02%
                                 1998     10.85%
                                 1999     -3.43%
--------------------------------------------------------------------------------
The Fund's year-to-date return as of the most recent calendar quarter ended March 31, 2000, was 2.63%.
--------------------------------------------------------------------------------


     During the period shown in the bar chart, the highest return for a calendar quarter was 7.22% (quarter ended September 30, 1998) and the lowest return for a quarter was -3.65% (quarter ended March 31, 1994).

--------------------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                                    SINCE
                                         1 YEAR      5 YEARS      INCEPTION*
--------------------------------------------------------------------------------
Vanguard Admiral Intermediate-Term
  Treasury Fund                          -3.43%       7.50%          6.38%
Lehman Brothers 5-10 Year U.S. Treasury
  Bond Index                             -3.99        7.74           6.53
--------------------------------------------------------------------------------
*December 14, 1992.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.12%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.15%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
          1 YEAR           3 YEARS         5 YEARS           10 YEARS
--------------------------------------------------------------------------------
           $15               $48             $85               $192
--------------------------------------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

10

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                       NEWSPAPER ABBREVIATION
Dividends are declared daily and distributed on   AdmIT
the first business day of each month; capital
gains, if any, are distributed annually in        VANGUARD FUND NUMBER
December                                          019

INVESTMENT ADVISER                                CUSIP NUMBER
The Vanguard Group, Valley Forge, Pa.,            921932307
since inception
                                                  TICKER SYMBOL
INCEPTION DATE                                    VAITX
December 14, 1992

NET ASSETS AS OF JANUARY 31, 2000
$1.3 billion
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) ADMIRAL(TM) LONG-TERM TREASURY FUND

The following profile summarizes key features of Vanguard Admiral Long-Term Treasury Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide current income.

INVESTMENT STRATEGIES
The Fund invests at least 85% of its assets in high-quality, long-term bonds whose interest and principal payments are backed by the full faith and credit of the U.S. government. In addition, at least 65% of the Fund's assets will always be invested in U.S. Treasury securities. The Fund will generally maintain a dollar-weighted average maturity of between 15 and 30 years. For more information see "Security Selection" under MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is subject to several risks, any of which could cause investors to lose money. These include:

- Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk is high to very high for long-term bond funds.

- Income risk, which is the chance that falling interest rates will cause the Fund's income--and thus its total return--to decline. Income risk is generally low for long-term bond funds.


PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                 1993     16.67%
                                 1994     -6.85%
                                 1995     30.05%
                                 1996     -1.07%
                                 1997     13.98%
                                 1998     13.21%
                                 1999     -8.54%
--------------------------------------------------------------------------------
The Fund's year-to-date return as of the most recent calendar quarter ended March 31, 2000, was 7.48%.
--------------------------------------------------------------------------------


     During the period shown in the bar chart, the highest return for a calendar quarter was 10.62% (quarter ended June 30, 1995) and the lowest return for a quarter was -6.79% (quarter ended March 31, 1996).

12


--------------------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                                    SINCE
                                         1 YEAR      5 YEARS      INCEPTION*
--------------------------------------------------------------------------------
Vanguard Admiral Long-Term
  Treasury Fund                          -8.54%       8.71%         7.51%
Lehman Brothers Long U.S. Treasury
  Bond Index                             -8.74        9.08          7.72
--------------------------------------------------------------------------------
*December 14, 1992.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.12%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.15%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
          1 YEAR           3 YEARS         5 YEARS           10 YEARS
--------------------------------------------------------------------------------
           $15               $48             $85               $192
--------------------------------------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                       NEWSPAPER ABBREVIATION
Dividends are declared daily and distributed on   AdmLT
the first business day of each month; capital
gains, if any, are distributed annually in        VANGUARD FUND NUMBER
December                                          020

INVESTMENT ADVISER                                CUSIP NUMBER
The Vanguard Group, Valley Forge, Pa.,            921932406
since inception
                                                  TICKER SYMBOL
INCEPTION DATE                                    VALGX
December 14, 1992

NET ASSETS AS OF JANUARY 31, 2000
$451 million
--------------------------------------------------------------------------------

14

MORE ON THE FUNDS

The following sections discuss other important features of the Vanguard Admiral Funds, including market exposure, security selection, costs and market-timing, turnover rate, and other investment policies and risks. You will also find detailed risk information about the Funds throughout these sections.

MARKET EXPOSURE
Each Fund's primary policy is to invest in securities backed by the full faith and credit of the U.S. government, in accordance with the Fund's prescribed maturity and credit quality standards. These securities include U.S. Treasury obligations such as bills, notes, and bonds, as well as other full faith and credit obligations of the U.S. government.

[FLAG] EACH FUND IS SUBJECT,  IN VARYING  DEGREES,  TO INCOME RISK, WHICH IS THE
     CHANCE THAT A FUND'S DIVIDENDS (INCOME) WILL DECLINE DUE TO FALLING INTEREST RATES. INCOME RISK IS GENERALLY HIGHER FOR SHORT-TERM BOND FUNDS AND LOWER FOR LONG-TERM BOND FUNDS.

     Changes in interest rates can affect bond prices as well as bond income.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                            BONDS AND INTEREST RATES
As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--you would have to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.
--------------------------------------------------------------------------------

[FLAG] EACH FUND IS SUBJECT, IN VARYING DEGREES, TO INTEREST RATE RISK, WHICH IS
     THE CHANCE THAT BOND PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS DUE TO RISING INTEREST RATES. INTEREST RATE RISK SHOULD BE LOW FOR SHORT-TERM BOND FUNDS, MODERATE FOR INTERMEDIATE-TERM BOND FUNDS, AND HIGH FOR LONG-TERM BOND FUNDS.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 BOND MATURITIES
A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than one year (short-term) to 30 years (long-term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take greater risks in hope of higher yields; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.
--------------------------------------------------------------------------------

     In the past, bond investors have seen the value of their investment rise and fall-- sometimes significantly--with changes in interest rates. Between December 1976 and September 1981, for instance, rising interest rates caused long-term bond prices to fall by almost 48%.

     Except for the Money Market Fund, each Fund invests mainly in bonds. Therefore, changes in interest rates will impact, to varying degrees, the value of each Fund's assets. To illustrate the volatility of bond prices, the following table shows the effect of both a 1% and a 2% change (both up and down) in interest rates on three bonds of different maturities, each with a face value of $1,000.

--------------------------------------------------------------------------------
                      HOW INTEREST RATE CHANGES AFFECT THE
                             VALUE OF A $1,000 BOND*
--------------------------------------------------------------------------------
                              AFTER A 1%   AFTER A 1%   AFTER A 2%    AFTER A 2%
TYPE OF BOND (MATURITY)        INCREASE     DECREASE     INCREASE      DECREASE
--------------------------------------------------------------------------------
Short-Term (2.5 years)           $978        $1,023        $956         $1,046
Intermediate-Term (10 years)      932         1,074         870          1,156
Long-Term (20 years)              901         1,116         816          1,251
--------------------------------------------------------------------------------
*Assuming a 7% yield.
--------------------------------------------------------------------------------

     The figures in the table above are for illustration only; you should not regard them as an indication of future returns from U.S. Treasury securities as a whole, or any Fund in particular.

SECURITY SELECTION


The Vanguard Group (Vanguard), adviser to the Funds, primarily selects securities backed by the full faith and credit of the U.S. government. These securities include U.S. Treasury obligations as well as other U.S. agency obligations, such as those issued by the General Services Administration, the Government National Mortgage Association, the Rural Electrification Administration, the Small Business Administration, the Federal Financing Bank, and other government agencies.


     The ADMIRAL TREASURY MONEY MARKET FUND invests 100% of its assets in securities backed by the full faith and credit of the U.S. government. At least 65% of the Fund's assets will always be invested in U.S. Treasury bills, notes, and bonds. The remaining assets may be invested in U.S. Treasury securities and/or securities issued by other government agencies. In seeking to provide a stable net asset value of $1 per share, the Fund is expected to buy securities with an effective maturity of 13 months or less, and to maintain a dollar-weighted average maturity of 90 days or less.

     The ADMIRAL SHORT-TERM, INTERMEDIATE-TERM, and LONG-TERM TREASURY FUNDS each invest at least 85% of their assets in securities backed by the full faith and credit of the U.S. government. At least 65% of each Fund's assets will always be invested in U.S. Treasury bills, notes, and bonds. The remaining assets of each Fund may be invested in securities issued by U.S. government agencies and instrumentalities, as well as in repurchase agreements fully collateralized by such securities. The three Funds differ primarily in terms of dollar-weighted average maturity: The Short-Term Treasury Fund is expected to maintain a dollar-weighted average maturity of between one and three years; the Intermediate-Term Treasury Fund, a dollar-weighted average maturity of between 5 and 10 years; and the Long-Term Treasury Fund, a dollar-weighted average maturity of between 15 and 30 years.

     The Funds are generally managed without regard to tax ramifications.

16


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 CREDIT QUALITY
A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the debt. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance (in the rating agency's opinion) the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment grade." The Funds' Statement of Additional Information includes a detailed description of the credit-rating scales used by major independent bond-rating agencies.
--------------------------------------------------------------------------------

[FLAG] EACH FUND IS  SUBJECT  TO  MANAGER  RISK,  WHICH IS THE  CHANCE  THAT THE
     ADVISER WILL DO A POOR JOB OF SELECTING SECURITIES.

     To help you distinguish between the Funds and their various risks, a summary table is provided below.

--------------------------------------------------------------------------------
                               RISKS OF THE FUNDS
--------------------------------------------------------------------------------
                                   INCOME         INTEREST           CREDIT
ADMIRAL FUND                        RISK          RATE RISK           RISK
--------------------------------------------------------------------------------
Treasury Money Market            Very High       Negligible        Negligible
Short-Term Treasury                High        Low to Moderate     Negligible
Intermediate-Term Treasury       Moderate     Moderate to High     Negligible
Long-Term Treasury                  Low       High to Very High    Negligible
--------------------------------------------------------------------------------

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Although several of the Admiral Funds are intended to serve investors' short-term needs, the Funds discourage market-timing, and so have adopted the following policies (among others) designed to discourage short-term trading:
- Each Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- There is a limit on the number of times you can exchange into and out of a Fund (see "Exchanges" in the INVESTING WITH VANGUARD section).
-    Each Fund reserves the right to stop offering shares at any time.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THESE FUNDS IF YOU ARE A MARKET-TIMER.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                             THE COSTS OF INVESTING
Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the buying and selling of securities by the fund. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

TURNOVER RATE

Each Fund retains the right to sell securities regardless of how long the securities have been held. Shorter-term bonds will generally mature or be sold, and need to be replaced, more frequently than longer-term bonds. As a result, shorter-term bond funds tend to have higher fund turnover rates than longer-term bond funds. The turnover rate of each Fund (except the Admiral Treasury Money Market Fund) for each of the last five years is shown in the FINANCIAL HIGHLIGHTS section of this prospectus.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 TURNOVER RATE
Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes.
--------------------------------------------------------------------------------

OTHER INVESTMENT POLICIES AND RISKS
Besides investing in U.S. government securities, each Fund may make certain other kinds of investments to achieve its objective.

[FLAG] THE FUNDS (EXCEPT THE ADMIRAL TREASURY MONEY MARKET FUND) MAY INVEST,  TO
     A LIMITED EXTENT, IN DERIVATIVES.



     The Admiral Short-Term, Intermediate-Term, and Long-Term Treasury Funds may invest in a variety of derivatives, including bond (interest rate) futures and options contracts and swaps. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund.
The Funds will not use futures for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. A Fund's obligation to purchase securities under futures contracts will not exceed 20% of its total assets.


     The reasons for which a Fund may use futures and options are:
- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in bonds.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.
     The Funds may also invest in a relatively conservative class of collateralized mortgage obligations (CMOs), which offer a high degree of cash flow predictability and less vulnera-

18

bility to mortgage prepayment risk. To reduce credit risk, a Fund may purchase these less-risky classes of CMOs only if they are issued by agencies of the U.S. government.
     In addition, the Admiral Short-Term, Intermediate-Term, and Long-Term Treasury Funds may invest up to 15% of their net assets in illiquid securities, which are securities that cannot be readily resold or converted into cash.

     Except for the Money Market Fund, a Fund may temporarily depart from its normal investment policies--for instance, by investing substantially in cash reserves--in response to extraordinary market, economic, political, or other conditions. In doing so, a Fund may succeed in avoiding losses but otherwise fail to achieve its investment objective.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES
A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

THE FUNDS AND VANGUARD

The Funds are members of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets worth more than $550 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE
The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Funds' adviser through its Fixed Income Group. As of January 31, 2000,

Vanguard served as adviser for about $364 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the control of the Trustees and officers of the Funds. For the fiscal year ended January 31, 2000, the investment advisory fees represented an effective annual rate of approximately 0.01% of each Fund's average net assets.
     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Funds' securities, and to seek out the best available price and most favorable execution for all transactions. Also, the Funds may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.
     In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker who, in addition to executing the transaction, will provide research services to the adviser or the Funds.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER
The individuals primarily responsible for overseeing the implementation of Vanguard's strategy for the Admiral Funds' investments are:

IAN A. MACKINNON, Managing Director of Vanguard and head of Vanguard's Fixed Income Group; has worked in investment management since 1974; primary responsibility for Vanguard's internal fixed-income policy and strategy since joining the company in 1981; B.A., Lafayette College; M.B.A., Pennsylvania State University.

ROBERT F. AUWAERTER, Principal of Vanguard and Fund Manager of the Admiral Intermediate-Term and Long-Term Treasury Funds since their inception; has worked in investment management since 1978; has managed portfolio investments since 1979; with Vanguard since 1981; B.S., University of Pennsylvania; M.B.A., Northwestern University.

DAVID R. GLOCKE, Principal of Vanguard and Fund Manager of the Admiral Money Market and Short-Term Treasury Funds; has worked in investment management since 1991; has managed portfolio investments and the Money Market Fund since joining Vanguard in 1997; has managed the Short-Term Treasury Fund since May 2000; B.S., University of Wisconsin.
--------------------------------------------------------------------------------


DIVIDENDS, CAPITAL GAINS, AND TAXES

Each Fund distributes to shareholders virtually all of its net income (interest less expenses), as well as any capital gains realized from the sale of its holdings. The Funds' income dividends accrue daily and are distributed on the first business day of every month; capital gains distributions generally occur in December. In addition, the Funds may occasionally be required to make supplemental capital gains distributions at some other time during the year.
     Your dividend and capital gains distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator,

20

your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS
As a shareholder, you are entitled to your share of the fund's income from interest, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from interest the fund earns from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------


SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Net asset value per share is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:

                                   TOTAL ASSETS - LIABILITIES
              NET ASSET VALUE =  -------------------------------
                                   NUMBER OF SHARES OUTSTANDING

     Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.
     A NOTE ON PRICING: A Fund's investments (with the exception of the Admiral Treasury Money Market Fund, which uses the amortized cost method of valuation) will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Funds' Board of Trustees.

     The Admiral Short-Term, Intermediate-Term, and Long-Term Treasury Funds' share prices can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Funds." Different newspapers use different abbreviations for each Fund, but the most common are: ADMST, ADMIT, and ADMLT. Newspapers typically list money market fund yields weekly, separately from other mutual funds. The Admiral Treasury Money Market Fund's abbreviation is VANGADMUST.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years, and certain information reflects financial results for a single Fund share in each case. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements-- is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the Admiral Treasury Money Market Fund as an example. The Fund began fiscal 2000 with a net asset value (price) of $1 per share. During the year, the Fund earned $0.047 per share from investment income (interest and dividends).

Shareholders received $0.047 per share in the form of dividend distributions. The earnings ($0.047 per share) minus the distributions ($0.047 per share) resulted in a share price of $1 at the end of the year. Assuming that the shareholder had reinvested the distributions in the purchase of more shares, the total return from the Fund was 4.79% for the year.

As of January 31, 2000, the Fund had $5.6 billion in net assets. For the year, its expense ratio was 0.15% ($1.50 per $1,000 of net assets); and its net investment income amounted to 4.69% of its average net assets.
--------------------------------------------------------------------------------

22

-------------------------------------------------------------------------------------------
                                                    VANGUARD ADMIRAL TREASURY
                                                        MONEY MARKET FUND
                                                      YEAR ENDED JANUARY 31,
                                     ------------------------------------------------------
                                         2000       1999       1998       1997       1996
-------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR      $1.00      $1.00      $1.00      $1.00      $1.00
-------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                   .047       .050       .052       .051       .055
 Net Realized and Unrealized Gain
  (Loss) on Investments                    --         --         --         --         --
                                     ------------------------------------------------------
  Total from Investment Operations       .047       .050       .052       .051       .055
                                     ------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment
  Income                                (.047)     (.050)     (.052)     (.051)     (.055)
 Distributions from Realized Capital
  Gains                                    --         --         --         --         --
                                     ------------------------------------------------------
  Total Distributions                   (.047)     (.050)     (.052)     (.051)     (.055)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR            $1.00      $1.00      $1.00      $1.00      $1.00
===========================================================================================
TOTAL RETURN                            4.79%      5.12%      5.31%      5.24%      5.66%
===========================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)    $5,648     $5,057     $3,880     $3,247     $1,778
 Ratio of Total Expenses to Average
  Net Assets                            0.15%      0.15%      0.15%      0.15%      0.15%
 Ratio of Net Investment Income to
  Average Net Assets                    4.69%      4.97%      5.20%      5.12%      5.50%
===========================================================================================


-------------------------------------------------------------------------------------------
                                                     VANGUARD ADMIRAL SHORT-TERM
                                                          TREASURY FUND
                                                       YEAR ENDED JANUARY 31,
                                     ------------------------------------------------------
                                          2000       1999       1998       1997       1996
-------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR      $10.22     $10.15     $10.04     $10.23     $ 9.77
-------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                    .532       .548       .592       .587       .626
 Net Realized and Unrealized Gain
  (Loss) on Investments                  (.393)      .114       .110      (.190)      .460
                                     ------------------------------------------------------
  Total from Investment Operations        .139       .662       .702       .397      1.086
                                     ------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment
  Income                                 (.532)     (.548)     (.592)     (.587)     (.626)
 Distributions from Realized Capital
  Gains                                  (.017)     (.044)        --         --         --
                                     ------------------------------------------------------
  Total Distributions                    (.549)     (.592)     (.592)     (.587)     (.626)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR            $ 9.81     $10.22     $10.15     $10.04     $10.23
===========================================================================================
TOTAL RETURN                             1.41%      6.70%      7.21%      4.05%     11.41%
===========================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)     $1,100     $1,257       $781       $553       $426
 Ratio of Total Expenses to Average
  Net Assets                             0.15%      0.15%      0.15%      0.15%      0.15%
 Ratio of Net Investment Income to
  Average Net Assets                     5.32%      5.35%      5.89%      5.85%      6.22%
 Turnover Rate                            120%       130%        81%        80%        95%
===========================================================================================

-------------------------------------------------------------------------------------------
                                                VANGUARD ADMIRAL INTERMEDIATE-TERM
                                                          TREASURY FUND
                                                       YEAR ENDED JANUARY 31,
                                     ------------------------------------------------------
                                         2000       1999       1998       1997       1996
-------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR     $10.94     $10.60     $10.17     $10.70     $ 9.58
-------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                   .610       .624       .645       .648       .665
 Net Realized and Unrealized Gain
  (Loss) on Investments                (1.078)      .348       .430      (.530)     1.120
                                     ------------------------------------------------------
  Total from Investment Operations      (.468)      .972      1.075       .118      1.785
                                     ------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment
  Income                                (.610)     (.624)     (.645)     (.648)     (.665)
 Distributions from Realized Capital
  Gains                                 (.042)     (.008)        --         --         --
                                     ------------------------------------------------------
  Total Distributions                   (.652)     (.632)     (.645)     (.648)     (.665)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR           $ 9.82     $10.94     $10.60     $10.17     $10.70
===========================================================================================
TOTAL RETURN                           -4.33%      9.45%     10.98%      1.30%     19.16%
===========================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)    $1,285     $1,360       $905       $659       $585
 Ratio of Total Expenses to Average
  Net Assets                            0.15%      0.15%      0.15%      0.15%      0.15%
 Ratio of Net Investment Income to
  Average Net Assets                    5.96%      5.80%      6.28%      6.37%      6.49%
 Turnover Rate                            72%        63%        34%        52%        64%
===========================================================================================


-------------------------------------------------------------------------------------------
                                                   VANGUARD ADMIRAL LONG-TERM
                                                          TREASURY FUND
                                                       YEAR ENDED JANUARY 31,
                                     ------------------------------------------------------
                                         2000       1999       1998       1997       1996
-------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR     $11.72     $11.12     $10.13     $11.06     $ 9.40
-------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                   .636       .654       .669       .681       .691
 Net Realized and Unrealized Gain
  (Loss) on Investments                (1.597)      .653       .990      (.900)     1.749
                                     ------------------------------------------------------
  Total from Investment Operations      (.961)     1.307      1.659      (.219)     2.440
                                     ------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment
  Income                                (.636)     (.654)     (.669)     (.681)     (.691)
 Distributions from Realized Capital
  Gains                                 (.103)     (.053)        --      (.030)     (.089)
                                     ------------------------------------------------------
  Total Distributions                   (.739)     (.707)     (.669)     (.711)     (.780)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR           $10.02     $11.72     $11.12     $10.13     $11.06
===========================================================================================
TOTAL RETURN                           -8.30%     12.11%     17.05%     -1.75%     26.74%
===========================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)      $451       $499       $327       $192       $186
 Ratio of Total Expenses to Average
  Net Assets                            0.15%      0.15%      0.15%      0.15%      0.15%
 Ratio of Net Investment Income to
  Average Net Assets                    6.05%      5.72%      6.41%      6.72%      6.66%
 Turnover Rate                            55%        32%        13%        42%       125%
===========================================================================================


"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

24

INVESTING WITH VANGUARD

The Fund is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect a Fund as an investment option.

- If you have any questions about a Fund or Vanguard, including those about the Fund's investment objective, strategies, or risks, contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188.

- If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS
Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS
Contributions, exchanges, or redemptions of a Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.

     In all cases, your transaction will be based on a Fund's next-determined net asset value after Vanguard receives your request (or, in the case of new contributions, the next- determined net asset value after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will receive that day's net asset value. You will begin earning dividends on your investment the following business day.

EXCHANGES
The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of a Fund and increase its transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from a Fund followed by a purchase back into the Fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
     Before making an exchange to or from another fund available in your plan, consider the following:
- Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.

- Make sure to read that fund's prospectus. Contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188 for a copy.

- Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

ACCESSING FUND INFORMATION BY COMPUTER
--------------------------------------------------------------------------------
VANGUARD ON THE WORLD WIDE WEB www.vanguard.com
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; an online "university" that offers a variety of mutual fund classes; and
easy-to-use, interactive tools to help you create your own investment and retirement strategies.
--------------------------------------------------------------------------------

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

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH RESERVES
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

DURATION
A measure of the sensitivity of bond--and bond fund--prices to interest rate movements. For example, if a bond has a duration of two years, its price would fall by about 2% when interest rates rose one percentage point. On the other hand, the bond's price would rise by about 2% when interest rates fell by one percentage point.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FACE VALUE
The amount to be paid at maturity of a bond; also known as the par value or principal.

FIXED-INCOME SECURITIES
Investments, such as bonds, that have a fixed payment schedule. While the level of income offered by these securities is predetermined, their prices may fluctuate.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MATURITY
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PRINCIPAL
The amount of money you put into an investment.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                  [SHIP]
                                                  [THE VANGUARD GROUP(R)]
                                                  Institutional Division
                                                  Post Office Box 2900
                                                  Valley Forge, PA 19482-2900


FOR MORE INFORMATION
If you'd like more information about
Vanguard Admiral Funds, the
following documents are available
free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the
Funds' investments is available in
the Funds' annual and semiannual
reports to shareholders.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Funds.

The current annual and semiannual
reports and the SAI are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Funds or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
PARTICIPANT ACCESS CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy information
about the Funds (including the SAI)
at the SEC's Public Reference Room
in Washington, DC. To find out more
about this public service, call the SEC
at 1-202-942-8090. Reports and
other information about the Funds
are also available on the SEC's
website (www.sec.gov), or you can
receive copies of this information,
for a fee, by electronic request at the
following e-mail address:
publicinfo@sec.gov, or by writing the
Public Reference Section, Securities
and Exchange Commission,
Washington, DC 20549-0102.


Funds' Investment Company Act
file number: 811-7043


(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.


I012N-052000

                                     PART B

                            VANGUARD ADMIRAL FUNDS(R)
                                   (THE TRUST)

                       STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 26, 2000


This Statement is not a prospectus but should be read in conjunction with the Trust's current Prospectus (dated May 26, 2000). To obtain, without charge, the Prospectus or the most recent Annual Report to Shareholders, which contains the Funds' Financial Statements as hereby incorporated by reference, please call:

                        INVESTOR INFORMATION DEPARTMENT:
                                 1-800-662-7447




                               TABLE OF CONTENTS

                                                                            PAGE

DESCRIPTION OF THE TRUST.....................................................B-1
INVESTMENT POLICIES..........................................................B-3
PURCHASE OF SHARES...........................................................B-8
REDEMPTION OF SHARES.........................................................B-8
SHARE PRICE..................................................................B-8
FUNDAMENTAL INVESTMENT LIMITATIONS...........................................B-9
MANAGEMENT OF THE FUNDS ....................................................B-10
PORTFOLIO TRANSACTIONS......................................................B-14
CALCULATION OF YIELD (ADMIRAL TREASURY MONEY MARKET FUND)...................B-15
YIELD AND TOTAL RETURN......................................................B-16
COMPARATIVE INDEXES ........................................................B-18
TAX ADVANTAGE OF U.S. TREASURY INCOME.......................................B-20
OTHER DEFINITIONS...........................................................B-20
FINANCIAL STATEMENTS........................................................B-20
APPENDIX--DESCRIPTION OF SECURITIES AND RATINGS.............................B-20


                            DESCRIPTION OF THE TRUST

ORGANIZATION

The Trust was organized as a Maryland Corporation in 1992, and was reorganized as a Delaware business trust in May, 1998. The Trust is registered with the United States Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 (the 1940 Act) as an open-end diversified management investment company. It currently offers the following funds:


               Vanguard(R) Admiral(TM) Treasury Money Market Fund
                Vanguard(R) Admiral(TM) Short-Term Treasury Fund
             Vanguard(R) Admiral(TM) Intermediate-Term Treasury Fund
                 Vanguard(R) Admiral(TM) Long-Term Treasury Fund

                (INDIVIDUALLY, A FUND; COLLECTIVELY, THE FUNDS)

     The Trust has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that the Trust may issue.

SERVICE PROVIDERS

     CUSTODIAN. The Bank of New York, One Wall Street, New York, New York 10286 and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serve as the Funds' custodians. The custodians are responsible for maintaining the Funds' assets and keeping all necessary accounts and records of each Fund's assets.

     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, 30 South 17th Street, Philadelphia, Pennsylvania 19103, serves as the Funds' independent accountants. The accountants audit the Funds' financial statements and provide other related services.

     TRANSFER AND DIVIDEND-PAYING AGENT. The Funds' transfer and dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355.

CHARACTERISTICS OF THE FUNDS' SHARES

     RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of the Funds' shares, other than the possible future termination of the Funds. Each Fund may be terminated by reorganization into another mutual fund or by liquidation and distribution of its assets. Unless terminated by reorganization or liquidation, each Fund will continue indefinitely.

     SHAREHOLDER LIABILITY. The Funds are organized under Delaware law, which provides that shareholders of a business trust are entitled to the same limitations of personal liability as share-holders of a corporation organized under Delaware law. Effectively, this means that a shareholder of a Fund will not be personally liable for payment of the Fund's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

     DIVIDEND RIGHTS. The shareholders of a Fund are entitled to receive any dividends or other distributions declared by the Fund. No shares have priority or preference over any other shares of the same Fund with respect to distributions. Distributions will be made from the assets of a Fund, and will be paid ratably to all shareholders of the Fund (or class) according to the number of shares of such Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

     VOTING RIGHTS. Shareholders are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of any Fund; or (iii) the Trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove Trustees upon the written request of shareholders representing 10% or more of the Fund's net assets, and to change any fundamental policy of a Fund. Shareholders of each Fund receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the Fund affected by a particular matter are entitled to vote on that matter. Voting rights are non-cumulative and cannot be modified without a majority vote.

     LIQUIDATION RIGHTS. In the event a Fund is liquidated, shareholders of that Fund will be entitled to receive a pro rata share of the Fund's net assets.

     PREEMPTIVE RIGHTS. There are no preemptive rights associated with each Fund's shares.

     CONVERSION RIGHTS. There are no conversion rights associated with each Fund's shares.

     REDEMPTION  PROVISIONS.  The Funds' redemption  provisions are described in
their  current   prospectus  and  elsewhere  in  this  Statement  of  Additional
Information.

     SINKING FUND PROVISIONS. The Funds have no sinking fund provisions.

     CALLS OR ASSESSMENT. Each Fund's shares, when issued, are fully paid and non-assessable.

TAX STATUS OF THE FUNDS

Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. This special tax status means that a Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, each Fund must comply with certain requirements. If a Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.


                              INVESTMENT POLICIES

The following policies supplement the investment policies set forth in the Funds' Prospectus.

     REPURCHASE AGREEMENTS. The Admiral Short-Term, Intermediate-Term, and Long-Term Treasury Funds may invest in repurchase agreements with commercial banks, brokers, or dealers either for defensive purposes due to market conditions or to generate income from its excess cash balances. A repurchase agreement is an agreement under which a Fund acquires a fixed-income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. In addition, the Funds' Board of Trustees will monitor each Fund's repurchase agreement transactions generally and will establish guidelines and standards for review by the investment adviser of the creditworthiness of any bank, broker, or dealer party to a repurchase agreement with a Fund.

     The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the adviser acknowledges these risks, it is expected that they will be controlled through careful monitoring procedures.

     LENDING OF SECURITIES. Admiral Short-Term, Intermediate-Term, and Long-Term Treasury Funds may lend their investment securities to qualified institutional investors (typically brokers, dealers, banks, or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. By lending its investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The terms and the structure and the aggregate amount of such loans must be consistent with the 1940 Act and the rules or interpretations of the Commission thereunder. These provisions limit the amount of securities a Fund may lend to 33 1/3% of the Fund's total assets, and require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States Government having at all times not less than 100% of the value of the securities loaned, (b) the borrower add to
                                      B-3
such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, and (d) the Fund receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities, and any increase in their market value. Loan arrangements made by each Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange (the Exchange), which presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the broker, dealer, or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Funds' Board of Trustees.

     VANGUARD INTERFUND LENDING PROGRAM. The Commission has issued an exemptive order permitting the Funds and other Vanguard funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The Boards of Trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the Commission's exemptive order.

     ILLIQUID SECURITIES. Admiral Short-Term, Intermediate-Term, and Long-Term Treasury Funds may invest up to 15% of their net assets in illiquid securities. Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books.

     A Fund may invest in restricted, privately placed securities that, under securities laws, may be sold only to qualified institutional buyers. Because these securities can be resold only to qualified institutional buyers or after they have been held for a number of years, they may be considered illiquid securities--meaning that they could be difficult for the Fund to convert to cash if needed.

     If a substantial market develops for a restricted security held by a Fund, it will be treated as a liquid security, in accordance with procedures and guidelines approved by the Fund's Board of Trustees. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the Securities Act of 1933 (the 1933
Act). While the Fund's investment adviser determines the liquidity of restricted securities on a daily basis, the Board oversees and retains ultimate responsibility for the adviser's decisions. Several factors that the Board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, and the availability of information about the security's issuer.

     TEMPORARY INVESTMENTS. The Funds may take temporary investment measures that are inconsistent with the Funds' normal fundamental or non-fundamental investment policies and strategies in response to adverse market, economic, political or other conditions. Such measures could include investments in (a) highly liquid short-term fixed-income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. Government and its agencies, commercial paper, and bank certificates of deposit; (b) shares of other investment companies which have investment objectives consistent with those of the Fund; (c) repurchase agreements involving any such securities; and
(d) other money market instruments. There is no limit on the extent to which the Funds may take temporary investment measures. In taking such measures, the Funds may fail to achieve their investment objective.

     FUTURES CONTRACTS AND OPTIONS. Admiral Short-Term, Intermediate-Term, and Long-Term Treasury Funds may enter into futures contracts, options, and options on futures contracts for several reasons: to simulate full investment in the underlying securities while retaining a cash balance for Fund management purposes, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than other futures contracts or the underlying security or index. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument or index are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government Agency. Assets committed to futures contracts will be segregated to the extent required by law.

     Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (buying a contract which has previously been sold, or selling a contract previously purchased) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

     Futures traders are required to make a good faith margin deposit in cash or securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

     After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their margin deposits.

     Traders in futures contracts may be broadly classified as either "hedgers" or "speculators". Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Funds intend to use futures contracts only for bona fide hedging purposes.

     Regulations of the CFTC applicable to a Fund require that all of its futures transactions constitute bona fide hedging transactions except to the extent that the aggregate initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of the Fund's portfolio. A Fund will only sell futures contracts to protect securities or other futures contracts it owns against price declines or purchase contracts to protect against an increase in the price of securities or other futures contracts it intends to purchase.

     Although techniques other than the sale and purchase of futures contracts could be used to control a Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a Fund will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

     Restrictions on the Use of Futures Contracts. Admiral Short-Term, Intermediate-Term, and Long-Term Treasury Funds will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. In addition, a Fund will not enter into futures contracts to the extent that their outstanding obligations to purchase securities under these contracts would exceed 20% of the Fund's total assets.

     Risk Factors in Futures Transactions. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge.

     A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies of the Funds are engaged in only for hedging purposes, the adviser does not believe that the Funds are subject to the risks of loss frequently associated with futures transactions. The Funds would presumably have sustained comparable losses if, instead of the futures contract, they had invested in the underlying financial instrument and sold it after the decline.

     Use of futures transactions by a Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option. Additionally, investments in futures and options involve the risk that the investment adviser will incorrectly predict stock market and interest rate trends.

     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

     Federal Tax Treatment of Futures Contracts. Each Fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts held as of the end of the year as well as those actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S.

futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term depending on the holding period of the contract. Sales of futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund.

     In order for a Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies, or other income derived with respect to the Fund's business of investing in securities or currencies. It is anticipated that any net gain on futures contracts will be considered qualifying income for purposes of the 90% requirement.

     A Fund will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised on the nature of the transactions.


     OTHER TYPES OF DERIVATIVES. In addition to bond (interest rate) futures and options, the Admiral Short-Term, Intermediate-Term, and Long-Term Treasury Funds may invest in swaps. Swap agreements can be structured in a variety of ways and are known by many different names. In a typical swap agreement, the Fund negotiates with a counterparty to trade off investment exposure to a particular market factor, such as interest rate movements or the credit quality of a bond issuer. Based on the terms of the swap, the Fund may either receive from or make payments to the counterparty on a regular basis. Depending on how they are used, swap agreements have the potential to increase or decrease the Funds' investment risk. The Funds will invest in swap agreements only to the extent that such investments are consistent with their respective investment objectives and policies.


     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS). The Admiral Short-Term, Intermediate-Term, and Long-Term Treasury Funds may invest in CMOs issued by agencies or instrumentalities of the U.S. Government. CMOs are bonds collateralized by whole loan mortgages or mortgage pass-through securities. Bonds issued under a CMO structure are divided into groups with varying maturities, and cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. Under the CMO structure, the repayment of principal among the different groups is prioritized in accordance with the terms of the particular CMO issuance. The "fastest-pay" group of bonds, as specified in the prospectus for the issuance, would initially receive all principal payments. When that group of bonds is retired, the next group or groups receive all of the principal payments, in the sequence specified in the prospectus, until all of the groups are retired. Aside from market risk, the primary risk involved in any mortgage security, such as a CMO, is its exposure to prepayment risk. To the extent a particular group of bonds is exposed to this risk, the bondholder is generally compensated in the form of higher yields. In order to provide security, in addition to the underlying collateral, many CMO issues also include minimum reinvestment rate and minimum sinking-fund guarantees. Typically, the Funds will invest in those CMOs that most appropriately reflect their average maturities and market risk profiles.

     The maturity of some classes of CMOs may be very difficult to predict because any such predictions are highly dependent upon assumptions regarding the prepayments which CMOs may experience. Deviations in the actual prepayments experienced may significantly affect the ultimate maturity of CMOs, and in such event, the maturity and risk characteristics of CMOs purchased by the Funds may be significantly greater or less than intended. The possibility that rising interest rates may cause prepayments to occur at a slower than expected rate is known as extension risk. This particular risk may effectively change a CMO which was considered short-or intermediate-term at the time of purchase into a long-term security. Alternatively, there are certain classes of CMOs that are by design constructed to have highly predictable average maturities. Such CMOs will retain their relative predictability over a broad range or prepayment experience. The Funds expect to control extension risk by purchasing these specific classes of CMO which, in the Adviser's opinion, are highly predictable.


                               PURCHASE OF SHARES

Each Fund reserves the right in its sole discretion: (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum investment for or any other restrictions on initial and subsequent investments for certain fiduciary accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of a Fund's shares.

TRADING SHARES THROUGH CHARLES SCHWAB

Each Fund has authorized Charles Schwab & Co., Inc. (Schwab) to accept on its behalf purchase and redemption orders under certain terms and conditions. Schwab is also authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf subject to those terms and conditions. Under this arrangement, the Fund will be deemed to have received a purchase or redemption order when Schwab or, if applicable, Schwab's authorized designee, accepts the order in accordance with the Fund's instructions. Customer orders that are properly transmitted to the Fund by Schwab, or if applicable, Schwab's authorized designee, will be priced as follows:

     Orders received by Schwab before 3 p.m. Eastern time on any business day, will be sent to Vanguard that day and your share price will be based on the Fund's net asset value calculated at the close of trading that day. Orders received by Schwab after 3 p.m. Eastern time, will be sent to Vanguard on the following business day and your share price will be based on the Fund's net asset value calculated at the close of trading that day.


                              REDEMPTION OF SHARES

Each Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the Exchange is closed, or trading on the Exchange is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the Commission as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

     Each Fund has made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period.

     No charge is made by the Fund for redemptions. Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the securities held by the Fund.


                                  SHARE PRICE

Each Fund's share price, or "net asset value" per share, is calculated by dividing the total assets of the Fund, less all liabilities, by the total number of shares outstanding. The net asset value is determined as of the close of the Exchange, generally 4:00 p.m. Eastern time, on each day that the Exchange is open for trading.


     It is the policy of the ADMIRAL TREASURY MONEY MARKET FUND to attempt to maintain a net asset value of $1.00 per share for sales and redemptions. The instruments held by the Fund are valued on the basis of amortization cost, which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortization cost, is higher or lower than the price which the Fund would receive if it sold the instrument.

     The use of amortization cost and the maintenance of the Fund's net asset value at $1.00 is based on its election to operate under Rule 2a-7 under the 1940 Act. As a condition of operating under the rule, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less, and invest only in securities that are determined by methods approved by the Trustees to present minimal credit risks and that are of high quality as determined by the requisite rating services, or in the case of an instrument not so rated, determined by methods approved by the Trustees to be of comparable quality.

     FOR THE OTHER ADMIRAL FUNDS, short term instruments (those acquired with remaining maturities of 60 days or less) may be valued at cost, plus or minus any amortization discount or premium, which approximates market value.

     Bonds and other fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service may be determined without regard to bid or last sale prices of each security, but take into account institutional-size transactions in similar groups of securities as well as any developments related to specific securities.

     Other assets and securities for which no quotations are readily available or which are restricted as to sale (or resale) are valued by such methods as the Board of Trustees deems in good faith to reflect fair value.

     The share price for each Fund can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Funds". Newspapers typically list money market fund yields weekly, separately from other mutual funds.


                       FUNDAMENTAL INVESTMENT LIMITATIONS

Each Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the affected Fund's shares. For these purposes, a "majority" of a Fund's shares means shares representing the lesser of (i) 67% or more of the votes cast to approve a change, so long as shares representing more than 50% of the Fund's net asset value are present or represented by proxy; or (ii) more than 50% of a Fund's net asset value.

     BORROWING. Each Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. Each Fund may borrow money through banks, reverse repurchase agreements, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions.

     COMMODITIES. Each Fund will not purchase or sell commodities, except that Admiral Short-Term, Intermediate-Term, and Long-Term Treasury Funds may invest in bond futures contracts, bond options, and options on bond futures contracts. No more than 5% of a Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of a Fund's total assets may be invested in futures contracts or options at any time.

     DIVERSIFICATION. With respect to 75% of its total assets (100% for the Admiral Treasury Money Market Fund), a Fund may not: (i) purchase more than 10% of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government or its agencies or instrumentalities.

     ILLIQUID SECURITIES. Each Fund may not acquire any security if, as a result, more than 15% of its net assets (any of its net assets in the case of Admiral Treasury Money Market Fund) would be invested in securities that are illiquid.

     INDUSTRY CONCENTRATION. Each Fund may not invest more than 25% of its total assets in any one industry, provided that (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, and (ii) utility companies will be divided according to their services; for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

     INVESTING FOR CONTROL. Each Fund may not invest in a company for the purpose of controlling its management.

     INVESTMENT COMPANIES. Each Fund may not invest in any other investment company, except through a merger, consolidation or acquisition of assets, or to the extent permitted by Section 12 of the 1940 Act. Investment companies whose shares a Fund acquires pursuant to Section 12 must have investment objectives and policies consistent with those of the Fund.

     LOANS. Each Fund may not lend money to any person except by purchasing debt obligations in which the Fund is authorized to invest in accordance with its investment policies, by entering into repurchase agreements, by lending its portfolio securities, or through Vanguard's interfund lending program.

     MARGIN. Each Fund may not purchase securities on margin or sell securities short, except as permitted by the Fund's investment policies relating to commodities.

     OIL, GAS, MINERALS. Each Fund may not invest in interests in oil, gas, or other mineral exploration or development programs.

     PUTS, CALLS, WARRANTS. Each Fund may not purchase or sell warrants, put or call options, or combinations thereof, except as permitted by the Fund's investment policies relating to commodities.

     PLEDGING ASSETS. Each Fund may not pledge, mortgage, or hypothecate more than 15% of its net assets.

     REAL ESTATE. Each Fund may not invest directly in real estate, although it may purchase marketable securities of companies which deal in real estate and bonds secured by real estate.

     SENIOR SECURITIES. Each Fund may not issue senior securities, except in compliance with the 1940 Act.

     UNDERWRITING. Each Fund may not engage in the business of underwriting securities issued by other persons. A Fund will not be considered an underwriter when disposing of its investment securities.

     The investment limitations set forth above are considered at the time that investment securities are purchased. If a percentage restriction is adhered to at the time the investment is made, a later increase in percentage resulting from a change in the market value of assets will not constitute a violation of such restrictions.

     None of these limitations prevents a Fund from participating in The Vanguard Group, Inc. (Vanguard). As members of The Vanguard Group of Investment Companies, the Funds may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirements. See "Management of the Funds" for more information.


                            MANAGEMENT OF THE FUNDS


OFFICERS AND TRUSTEES

The officers of the Funds manage their day-to-day operations and are responsible to the Funds' Board of Trustees. The Trustees set broad policies for each Fund and choose its officers. The following is a list of the Trustees and officers of each Fund and a statement of their present positions and principal occupations during the past five years. As a group, the Funds' Trustees and officers own less than 1% of the outstanding shares of each Fund. Each Trustee also serves as a Director of The Vanguard Group, Inc., and as a Trustee of each of the 103 funds administered by Vanguard (102 in the case of Mr. Malkiel and 93 in the case of Mr. MacLaury). The mailing address of the Trustees and officers of the Funds is Post Office Box 876, Valley Forge, PA 19482.

JOHN J. BRENNAN, (DOB: 7/29/1954) Chairman, Chief Executive Officer & Trustee* Chairman, Chief Executive Officer and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group.

JOANN HEFFERNAN HEISEN, (DOB: 1/25/1950) Trustee
Vice President, Chief Information Officer, and member of the Executive Committee of Johnson & Johnson (Pharmaceuticals/Consumer Products), Director of Johnson & Johnson*MERCK Consumer Pharmaceuticals Co., The Medical Center at Princeton, and Women's Research and Education Institute.

BRUCE K. MACLAURY, (DOB: 5/7/1931) Trustee
President Emeritus of The Brookings Institution (Independent Non-Partisan Research Organization); Director of American Express Bank, Ltd., The St. Paul Companies, Inc. (Insurance and Financial Services), and National Steel Corp.

BURTON G. MALKIEL, (DOB: 8/28/1932) Trustee
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Gestinova, Baker Fentress & Co. (Investment Management), The Jeffrey Co. (Holding Company), and Select Sector SPDR Trust (Exchange-Traded Mutual Fund).

ALFRED M. RANKIN, JR., (DOB: 10/8/1941) Trustee
Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (Machinery/ Coal/Appliances); and Director of The BFGoodrich Co. (Aircraft Systems/Manufacturing/ Chemicals).

JOHN C. SAWHILL, (DOB: 6/12/1936) Trustee
President and Chief Executive Officer of The Nature Conservancy (Non-Profit Conservation Group); Director of Pacific Gas and Electric Co., Procter & Gamble Co., NACCO Industries, Inc. (Machinery/ Coal/Appliances), and Newfield Exploration Co. (Energy); formerly, Director and Senior Partner of McKinsey & Co., and President of New York University.

JAMES O. WELCH, JR., (DOB: 5/13/1931) Trustee
Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON, (DOB: 3/2/1936) Trustee
Retired Chairman of Rohm & Haas Co. (Chemicals); Director of Cummins Engine Co. (Diesel Engine Company), The Mead Corp. (Paper Products) and AmeriSource Health Corp.; and Trustee of Vanderbilt University.

RAYMOND J. KLAPINSKY, (DOB: 12/7/1938) Secretary*
Managing Director of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS, (DOB: 5/21/1957) Treasurer*
Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

ROBERT D. SNOWDEN, (DOB: 9/4/1961) Controller*
Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.

*Officers of the Funds are "interested persons" as defined in the 1940 Act.


THE VANGUARD GROUP

Each Fund is a member of The Vanguard Group of Investment Companies, which consists of more than 100 funds. Through their jointly-owned subsidiary, The Vanguard Group, Inc., the Funds and the other funds in The Vanguard Group obtain at cost virtually all of their corporate management, administrative, and distribution services. Vanguard also provides investment advisory services on an at-cost basis to several of the Vanguard funds.

     Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the funds and also furnishes the funds with necessary office space, furnishings, and equipment. Each fund pays its share of Vanguard's net expenses which are allocated among the funds under methods approved by the Board of Trustees of each fund. In addition, each fund bears its own direct expenses, such as legal, auditing, and custodian fees.

     The officers of the funds are also officers and employees of Vanguard. No officer or employee owns, or is permitted to own, any securities of any external adviser for the funds.

     Vanguard has adopted a Code of Ethics designed to prevent employees who may have access to nonpublic information about the trading activities of the Funds (access persons) from profiting from that information. The Code permits access persons to invest in securities for their own accounts, including securities that may be held by the Funds, but places substantive and procedural restrictions on their trading activities. For example, the Code requires that access persons of the Funds receive advance approval for every securities trade to ensure that there is no conflict with the trading activities of the Funds.

     Vanguard was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the shareholders of each of the funds. The amounts which each of the funds has invested are adjusted from time to time in order to maintain the proportionate relationship between each fund's relative net assets and its contribution to Vanguard's capital. The Amended and Restated Funds' Service Agreement provides for the following arrangement: (1) each Vanguard fund may be called upon to invest a maximum of 0.40% of its current assets in Vanguard and (2) there is no other limitation on the maximum cash investment that the Vanguard funds may make in Vanguard.

     At January 31, 2000, the Admiral Funds had contributed capital to Vanguard of:

                                        CAPITAL                       % OF
                                      CONTRIBUTED    % OF FUND      VANGUARD'S
FUND                                  TO VANGUARD    NET ASSETS   CAPITALIZATION
----                                  -----------    ----------   --------------
Admiral Treasury Money Market Fund..   $1,208,000       0.02%          1.2%
Admiral Short-Term Treasury Fund....     $223,000       0.02%          0.2%
Admiral Intermediate-Term Treasury
  Fund..............................     $264,000       0.02%          0.3%
Admiral Long-Term Treasury Fund.....      $90,000       0.02%          0.1%


     MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the funds by third parties.

     DISTRIBUTION. Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc., provides all distribution and marketing activities for the funds in the Group. The principal distribution expenses are for advertising, promotional materials, and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies which will become members of Vanguard. The Trustees and officers of Vanguard determine the amount to be spent annually on distribution activities, the manner and amount to be spent on each fund, and whether to organize new investment companies.

     One half of the distribution expenses of a marketing and promotional nature is allocated among the Trusts based upon their relative net assets. The remaining one half of these expenses is allocated among the funds based upon each fund's sales for the preceding 24 months relative to the total sales of the funds as a Group, provided, however, that no fund's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of the average distribution expense rate for Vanguard, and that no fund shall incur annual distribution expenses in excess of .20 of 1% of its average month-end net assets.

     During the fiscal years ended January 31, 1998, 1999, and 2000, the Funds incurred the following approximate amounts of The Vanguard Group's management (including transfer agency) distribution, and marketing expenses.

FUND                                            1998         1999         2000
----                                            ----         ----         ----
Admiral Treasury Money Market Fund        $4,554,000   $5,978,000   $7,482,000
Admiral Short-Term Treasury Fund            $834,000   $1,269,000   $1,644,000
Admiral Intermediate-Term Treasury Fund     $909,000   $1,484,000   $1,801,000
Admiral Long-Term Treasury Fund             $290,000     $534,000     $613,000


     INVESTMENT ADVISORY SERVICES. Vanguard provides investment advisory services to several Vanguard funds including these Funds. These services are provided on an at-cost basis from a money management staff employed directly by Vanguard. The compensation and other expenses of this staff are paid by the funds utilizing these services.

     During the fiscal years ended January 31, 1998, 1999, and 2000, the Funds incurred the following approximate amounts of Vanguard's expenses relating to investment advisory services.

FUND                                            1998         1999         2000
----                                            ----         ----         ----
Admiral Treasury Money Market Fund          $531,000     $536,000     $693,000
Admiral Short-Term Treasury Fund             $97,000     $113,000     $158,000
Admiral Intermediate-Term Treasury Fund     $105,000     $133,000     $172,000
Admiral Long-Term Treasury Fund              $33,000      $49,000      $61,000


TRUSTEE COMPENSATION

The same individuals serve as Trustees of all Vanguard funds (with two exceptions, which are noted in the table appearing on page B-14), and each fund pays a proportionate share of the Trustees' compensation. The funds employ their officers on a shared basis, as well. However, officers are compensated by The Vanguard Group, Inc., not the funds.

     INDEPENDENT TRUSTEES. The funds compensate their independent Trustees--that is, the ones who are not also officers of the fund--in three ways:

- The independent Trustees receive an annual fee for their service to the funds, which is subject to reduction based on absences from scheduled Board meetings.
- The independent Trustees are reimbursed for the travel and other expenses that they incur in attending Board meetings.

- Upon retirement, the independent Trustees receive an aggregate annual fee of $1,000 for each year served on the Board, up to fifteen years of service. This annual fee is paid for ten years following retirement, or until each Trustee's death.

     "INTERESTED" TRUSTEE. Mr. Brennan serves as a Trustee, but is not paid in this capacity. He is, however, paid in his role as officer of The Vanguard Group, Inc.

     COMPENSATION TABLE. The following table provides compensation details for each of the Trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Funds for each Trustee. In addition, the table shows the total amount of benefits that we expect each Trustee to receive from all Vanguard funds upon retirement, and the total amount of compensation paid to each Trustee by all Vanguard funds.

                                   VANGUARD ADMIRAL FUNDS
                                 TRUSTEES' COMPENSATION TABLE

                                                              PENSION OR
                                                              RETIREMENT                            TOTAL
                                                               BENEFITS                         COMPENSATION
                                                AGGREGATE      ACCRUED AS       ESTIMATED          FROM ALL
                                              COMPENSATION   PART OF THESE       ANNUAL            VANGUARD
                                               FROM THESE        FUNDS'       BENEFITS UPON    FUNDS PAID TO
 NAMES OF TRUSTEES                               FUNDS(1)      EXPENSES(1)      RETIREMENT       TRUSTEES(2)
---------------------------------------------------------------------------------------------------------------
John C. Bogle(3)                                    None          None             None              None
John J. Brennan                                     None          None             None              None
JoAnn Heffernan Heisen                            $1,281           $71          $15,000           $80,000
Bruce K. MacLaury                                 $1,327          $120          $12,000           $75,000
Burton G. Malkiel                                 $1,290          $117          $15,000           $80,000
Alfred M. Rankin, Jr.                             $1,281           $85          $15,000           $80,000
John C. Sawhill                                   $1,281          $108          $15,000           $80,000
James O. Welch, Jr.                               $1,281          $125          $15,000           $80,000
J. Lawrence Wilson                                $1,281           $90          $15,000           $80,000

(1) The amounts shown in this column are based on the Funds' fiscal year ended January 31, 2000.
(2) The amounts reported in this column reflect the total compensation paid to each Trustee for his or her service as Trustee of 103 Vanguard funds (102 in the case of Mr. Malkiel; 93 in the case of Mr. MacLaury) for the 1999 calendar year.
(3)  Mr. Bogle has retired from the Funds' Board, effective December 31, 1999.


                             PORTFOLIO TRANSACTIONS

Brokers or dealers who execute transactions for the four Funds are selected by Vanguard's investment management staff which is responsible for using its best efforts to obtain the best available price and most favorable execution for each transaction. Principal transactions are made directly with issuers, underwriters, and market makers and usually do not involve brokerage commissions, although underwriting commissions and dealer markups may be involved. Brokerage transactions are placed with brokers deemed most capable of providing favorable terms; where more than one broker can offer such terms, consideration may be given to brokers who provide the staff with research and statistical information.

     Vanguard's investment management staff may occasionally make recommendations to other Vanguard funds or clients which result in their purchasing or selling securities simultaneously with the Funds. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the staff's policy not to favor one client over another in making recommendations or placing an order. If two or more clients are purchasing a given security on the same day from the same broker-dealer, such transactions may be averaged as to price.

     The Fund paid no explicit brokerage commissions during the fiscal years ended January 31, 1998, 1999, and 2000.


           CALCULATION OF YIELD (ADMIRAL TREASURY MONEY MARKET FUND)

The current yield of the Admiral Treasury Money Market Fund is calculated daily on a base period return of a hypothetical account having a beginning balance of one share for a particular period of time (generally 7 days). The return is determined by dividing the net change (exclusive of any capital changes) in such account by its average net asset value for the period, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends by the Fund, including dividends on both the original share and on such additional shares. An effective yield, which reflects the effects of compounding and represents an annualization of the current yield with all dividends reinvested, may also be calculated for the Fund by dividing the base period return by 7, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result.

     Set forth below is an example, for purposes of illustration only, of the current and effective yield calculations for Admiral Treasury Money Market Fund for the 7-day base period ending January 31, 2000.


Value of account at beginning of period. . . . .                 $1.00000
Value of same account at end of period*. . . . .                  1.00099
Net Change in account value. . . . . . . . . . .                 $0.00099
Annualized Current Net Yield
  (Net Change x 365/7)/average net asset value..                    5.38%
Effective Yield
  [(Net Change) + 1](365/7) - 1. . . . . . . . .                    5.28%
Average Weighted Maturity of Investments . . . .                  64 days

* Exclusive of any capital changes

     The net asset value of a share of Admiral Treasury Money Market Fund is $1.00 and it is not expected to fluctuate. However, the yield of the Fund will fluctuate. The annualization of a week's dividend is not a representation by the Fund as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as investment quality, average maturity, the type of instruments the Fund invests in, changes in interest rates on instruments, changes in the expenses of the Fund, and other factors. Yield is one basis investors may use to analyze the Fund, and other investment vehicles; however, yields of other investment vehicles may not be comparable because of the factors set forth in the preceding sentence, differences in the time periods compared, and differences in the methods used in valuing portfolio instruments, computing net asset value, and calculating yield.

                             YIELD AND TOTAL RETURN

SEC YIELD

Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                         YIELD = 2[((A-B)/CD+1)(6)- 1]

  Where:

          a    = dividends and interest earned during the period.
          b    = expenses accrued for the period (net of
                 reimbursements).
          c    = the average daily number of shares outstanding during
                 the period that were entitled to receive dividends.
          d    = the maximum offering price per share on the last day of
                 the period.


     The yield of Admiral Short-Term, Intermediate-Term, and Long-Term Treasury Funds for the 30-day period ended January 31, 2000 is set forth below. Yields are calculated daily for each Fund.

Admiral Short-Term Treasury Fund.....................................6.50%
Admiral Intermediate-Term Treasury Fund..............................6.84%
Admiral Long-Term Treasury Fund......................................6.71%

AVERAGE ANNUAL TOTAL RETURN

Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years or the life of the Fund, all ended on the last day of a recent month. Average annual total return quotations will reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares.

     Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):

                              T = (ERV/P)(1/N) - 1

  Where:

          T    = average annual total return
          P    = a hypothetical initial investment of $1,000
          n    = number of years
          ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.


     The average annual total return of each Fund for the one- and five-year periods ended January 31, 2000 and since inception on December 14, 1992 is set forth below:

                                                                      SINCE
FUND                                        1 YEAR       5 YEARS    INCEPTION
----                                        ------       -------    ---------
Admiral Treasury Money Market Fund          4.79%         5.22%       4.72%
Admiral Short-Term Treasury Fund            1.41%         6.10%       5.45%
Admiral Intermediate-Term Treasury Fund    -4.33%         7.00%       6.25%
Admiral Long-Term Treasury Fund            -8.30%         8.43%       7.60%

AVERAGE ANNUAL AFTER-TAX TOTAL RETURN QUOTATION

We calculate the Fund's average annual after-tax total return by finding the average annual compounded rate of return over the 1-, 5-, and 10-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas:

After-tax return:

                                P (1+T)(N) = ATV

  Where:

          P    = a hypothetical initial payment of $1,000
          T    = average annual after-tax total return
          n    = number of years
          ATV = after-tax value at the end of the 1-,5-, or 10-year periods of a hypothetical $1,000 payment made at the beginning of the time period, assuming no liquidation of the investment at the end of the measurement periods.


Instructions.

1. Assume all distributions by the Fund are reinvested--less the taxes due on such distributions--at the price on the reinvestment dates during the period. Adjustments may be made for subsequent re-characterizations of distributions.

2. Calculate the taxes due on distributions by the Fund by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). For periods after December 31, 1997, the federal marginal tax rates used for the calculations are 39.6% for ordinary income and short-term capital gains and 20% for long-term capital gains. Note that the applicable tax rates may vary over the measurement period. Assume no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Ignore any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the Fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees.

4.   State the total return quotation to the nearest hundredth of one percent.

CUMULATIVE TOTAL RETURN

Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                               C = (ERV/P)- 1

  Where:

          C    = cumulative total return
          P    = a hypothetical initial investment of $1,000
          ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

                              COMPARATIVE INDEXES

Each of the investment company members of The Vanguard Group, including Vanguard Admiral Funds may, from time to time, use one or more of the following unmanaged indexes for comparative performance purposes.

STANDARD AND POOR'S 500 COMPOSITE STOCK PRICE INDEX--includes stocks selected by Standard & Poor's Index Committee to include leading companies in leading industries and to reflect the U.S. stock market.

STANDARD & POOR'S MIDCAP 400 INDEX--is composed of 400 medium sized domestic stocks.

STANDARD & POOR'S SMALLCAP 600/BARRA VALUE INDEX--contains stocks of the S&P SmallCap 600 Index which have a lower than average price-to-book ratio.

STANDARD & POOR'S SMALLCAP 600/BARRA GROWTH INDEX--contains stocks of the S&P SmallCap 600 Index which have a higher than average price-to-book ratio.

RUSSELL 1000 VALUE INDEX--consists of the stocks in the Russell 1000 Index (comprising the 1,000 largest U.S.-based companies measured by total market capitalization) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the Russell 1000.

WILSHIRE 5000 TOTAL MARKET INDEX--consists of more than 7,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available.

WILSHIRE 4500 COMPLETION INDEX--consists of all stocks in the Wilshire 5000 except for the 500 stocks in the Standard and Poor's 500 Index.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX--is an arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia, Asia and the Far East.

GOLDMAN SACHS 100 CONVERTIBLE BOND INDEX--currently includes 71 bonds and 29 preferreds. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

SALOMON BROTHERS GNMA INDEX--includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

SALOMON BROTHERS HIGH-GRADE CORPORATE BOND INDEX--consists of publicly issued, non-convertible corporate bonds rated Aa or Aaa. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

LEHMAN BROTHERS LONG-TERM TREASURY BOND INDEX--is a market weighted index that contains individually priced U.S. Treasury securities with maturities of ten years or greater.

MERRILL LYNCH CORPORATE & GOVERNMENT BOND INDEX--consists of over 4,500 U.S. Treasury, Agency and investment grade corporate bonds.

LEHMAN BROTHERS CORPORATE (BAA) BOND INDEX--all publicly offered fixed-rate, nonconvertible domestic corporate bonds rated Baa by Moody's, with a maturity longer than 1 year and with more than $100 million outstanding. This index includes over 1,500 issues.

LEHMAN BROTHERS LONG-TERM CORPORATE BOND INDEX--is a subset of the Lehman Brothers Corporate Bond Index covering all corporate, publicly issued, fixed-rate nonconvertible U.S. debt issues rated at least Baa, with at least $100 million principal outstanding and maturity greater than 10 years.

BOND BUYER MUNICIPAL BOND INDEX--is a yield index on current-coupon high-grade general-obligation municipal bonds.

STANDARD & POOR'S PREFERRED INDEX--is a yield index based upon the average yield for four high-grade, non-callable preferred stock issues.

NASDAQ INDUSTRIAL INDEX--is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

COMPOSITE  INDEX--70%  Standard  & Poor's  500 Index and 30%  NASDAQ  Industrial
Index.

COMPOSITE INDEX--65% Standard & Poor's 500 Index and 35% Lehman Brothers Long-Term Corporate AA or Better Bond Index.

COMPOSITE INDEX--65% Lehman Brothers Long-Term Corporate AA or Better Bond Index and a 35% weighting in a blended equity composite (75% Standard & Poor's/BARRA Value Index, 12.5% Standard & Poor's Utilities Index and 12.5% Standard & Poor's Telephone Index).

LEHMAN BROTHERS  LONG-TERM  CORPORATE AA OR BETTER BOND  INDEX--consists  of all
publicly    issued,     fixed-rate,     nonconvertible     investment     grade,
dollar-denominated, SEC-registered corporate debt rated AA or AAA.

LEHMAN BROTHERS AGGREGATE BOND INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities corporate rated Baa or better. The Index has a market value of over $5 trillion.

LEHMAN BROTHERS MUTUAL FUND SHORT (1-5) GOVERNMENT/CORPORATE INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate investment grade bonds rated BBB- or better with maturities between 1 and 5 years. The Index has a market value of over $1.6 trillion.

LEHMAN BROTHERS MUTUAL FUND INTERMEDIATE (5-10) GOVERNMENT/CORPORATE INDEX--is a market weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities between 5 and 10 years. The Index has a market value of over $800 billion.

LEHMAN BROTHERS LONG (10+) GOVERNMENT/CORPORATE INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities greater than 10 years. The Index has a market value of over $1.1 trillion.

LIPPER SMALLCAP FUND AVERAGE--the average performance of small company growth funds as defined by Lipper, Inc. Lipper defines a small company growth fund as a fund that by prospectus or portfolio practice, limits its investments to companies on the basis of the size of the company. From time to time, Vanguard may advertise using the average performance and/or the average expense ratio of the small company growth funds. (This fund category was first established in 1982. For years prior to 1982, the results of the Lipper Small Company Growth category were estimated using the returns of the Funds that constitute the Group at its inception.)

LIPPER BALANCED FUND AVERAGE--an industry benchmark of average balanced funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER NON-GOVERNMENT MONEY MARKET FUND AVERAGE--an industry benchmark of average non-government money market funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER GOVERNMENT MONEY MARKET FUND AVERAGE--an industry benchmark of average government money market funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER GENERAL EQUITY FUND AVERAGE--an industry benchmark of average general equity funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER FIXED INCOME FUND AVERAGE--an industry benchmark of average fixed income funds with similar investment objectives and policies, as measured by Lipper Inc.

                     TAX ADVANTAGE OF U.S. TREASURY INCOME

                                               CURRENT FUND YIELD
                                               ------------------
                                      3.00%    4.00%   5.00%   6.00%   7.00%
                                      -----    -----   -----   -----   -----
NET EFFECTIVE STATE INCOME TAX RATE*        TAXABLE EQUIVALENT YIELD
------------------------------------        ------------------------
3.00%.......................          3.09%   4.12%   5.15%   6.19%   7.22%
6.00%.......................          3.19%   4.26%   5.32%   6.38%   7.45%
9.00%.......................          3.30%   4.40%   5.49%   6.59%   7.69%


* Assumes state income tax taken as a deduction on Federal tax return (31% tax bracket). Yields are not indicative of current or future performance. This chart is for illustrative purposes only. Prospective investors should consult their own tax advisers concerning the state tax consequences of an investment in the Funds.

                               OTHER DEFINITIONS

Marketing literature for the Vanguard Admiral Funds may from time to time refer to or discuss a Fund's DURATION. Duration is the weighted average life of a Fund's debt instruments measured on a present-value basis; it is generally superior to dollar-weighted average maturity as a measure of a Fund's potential volatility due to changes in interest rates. Unlike a Fund's dollar weighted average maturity, which takes into account only the stated maturity date of the Fund's debt instruments, duration represents a weighted average of both interest and principal payments, discounted by the current yield-to-maturity of the securities held. For example, a four-year, zero-coupon bond, which pays interest only upon maturity (along with principal), has both a maturity and duration of 4 years. However, a four-year bond priced at par with an 8% coupon has a maturity of 4 years but a duration of 3.6 years (at an 8% yield), reflecting the bond's earlier payment of interest.

  In general, a bond with a longer duration will fluctuate more in price than a bond with a shorter duration. Also, for small changes in interest rates, duration serves to approximate the resulting change in a bond's price. For example, a 1% change in interest rates will cause roughly a 4% move in the price of a zero-coupon bond with a 4-year duration, while an 8% coupon bond (with a 3.6 year duration) will change by approximately 3.6%.


                              FINANCIAL STATEMENTS

The Funds' financial statements as of and for the fiscal year ended January 31, 2000, appearing in the Vanguard Admiral Funds' 2000 Annual Report to Shareholders, and the report thereon of PricewaterhouseCoopers LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of each Fund's performance, please see the Funds' 2000 Annual Report to Shareholders, which may be obtained without charge.



                APPENDIX--DESCRIPTION OF SECURITIES AND RATINGS

I. DESCRIPTION OF BOND RATINGS

Excerpts from Moody's Investors Service, Inc., (Moody's) description of its bond ratings: AAA--judged to be the best quality. They carry the smallest degree of investment risk; AA--judged to be of high quality by all standards. Together with the AAA group they comprise what are generally known as high grade bonds; A--possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; BAA--considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; BA--judged to have speculative elements; their future cannot be considered as well assured; B--generally lack characteristics of the desirable investment; CAA--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; CA--speculative in a high degree, often in default; C--lowest rated class of bonds, regarded as having extremely poor prospects.

     Moody's also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

     Excerpts from Standard & Poor's Corporation (S&P) description of its bond ratings: AAA--highest grade obligations. Capacity to pay interest and repay principal is extremely strong; AA--also qualify as high grade obligations. A very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree; A--regarded as upper medium grade. They have a strong capacity to pay interest and repay principal although it is somewhat susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB--regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for commercial bank investment; BB, B, CCC, CC--predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation; BB indicates the lowest degree of speculation and CC the highest.

     S&P applies indicators "+" no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

II. U.S. GOVERNMENT SECURITIES

The term "U.S. Government securities" refers to a variety of securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. The term also refers to "repurchase agreements" collateralized by such securities.

     U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by Federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

     Some of the U.S. Government agencies that issue or guarantee securities include the Export- Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority.

     An instrumentality of the U.S. Government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, Federal Land Banks, Central Bank for Cooperative, Federal Intermediate Credit Banks, and the Federal National Mortgage Association.

III. ZERO COUPON TREASURY BONDS

Admiral Short- and Intermediate-Term Treasury Funds may invest in zero coupon Treasury bonds, a term used to describe U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons, or the coupons themselves, and also receipts or certificates representing interest in such stripped debt obligations and coupons. The timely payment of coupon interest and principal on these instruments remains guaranteed by the "full faith and credit" of the United States government.

     A zero coupon bond does not pay interest. Instead, it is issued at a substantial discount to its "face value"--what it will be worth at maturity. The difference between a security's issue or purchase price and its face value represents the imputed interest an investor will earn if the security is held until maturity. For tax purposes, a portion of this imputed interest is deemed as income received by zero coupon bondholders each year. The Funds which expect to qualify as regulated investment companies, intend to pass along such interest as a component of a Fund's distributions of net investment income.

     Zero coupon bonds may offer investors the opportunity to earn higher yields than those available on U.S. Treasury bonds of similar maturity. However, zero coupon bond prices may also exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest is returned to the investor.




                                                            SAI012-ADMIRAL FUNDS